PGIM Balanced Fund
Schedule of Investments as of June 30, 2021 (unaudited)
Description	Shares	Value
Long-Term Investments 98.4%
Common Stocks 63.6%
Aerospace & Defense 1.1%
Curtiss-Wright Corp.	1,300	$154,388
General Dynamics Corp.	17,100	3,219,246
Huntington Ingalls Industries, Inc.	1,500	316,125
Lockheed Martin Corp.	10,677	4,039,643
Moog, Inc. (Class A Stock)	200	16,812
Northrop Grumman Corp.	1,000	363,430
Raytheon Technologies Corp.	33,957	2,896,872
Teledyne Technologies, Inc.*	3,300	1,382,139
Vectrus, Inc.*	3,280	156,095
		12,544,750
Air Freight & Logistics 0.3%
Deutsche Post AG (Germany)	19,415	1,322,267
Radiant Logistics, Inc.*	14,539	100,755
SG Holdings Co. Ltd. (Japan)	9,900	259,682
United Parcel Service, Inc. (Class B Stock)	6,100	1,268,617
Yamato Holdings Co. Ltd. (Japan)	1,900	54,051
		3,005,372
Airlines 0.0%
SkyWest, Inc.*	3,260	140,408
Auto Components 0.3%
Adient PLC*	7,800	352,560
American Axle & Manufacturing Holdings, Inc.*	2,800	28,980
Dana, Inc.	8,202	194,880
Goodyear Tire & Rubber Co. (The)*	6,900	118,335
Hankook Tire & Technology Co. Ltd. (South Korea)	1,180	54,151
Magna International, Inc. (Canada)	11,400	1,055,484
Modine Manufacturing Co.*	1,000	16,590
Tenneco, Inc. (Class A Stock)*	17,300	334,236
Tianneng Power International Ltd. (China)	306,000	536,255
TPR Co. Ltd. (Japan)	5,800	77,015
		2,768,486
Automobiles 0.8%
Daimler AG (Germany)	12,322	1,101,877
Ford Otomotiv Sanayi A/S (Turkey)	11,172	219,289
General Motors Co.*	64,460	3,814,098
Harley-Davidson, Inc.	3,400	155,788

PGIM Balanced Fund
Schedule of Investments as of June 30, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Automobiles (cont’d.)
Isuzu Motors Ltd. (Japan)	4,200	$55,360
Kia Corp. (South Korea)	10,728	854,549
Tesla, Inc.*	2,400	1,631,280
Toyota Motor Corp. (Japan)	1,654	144,499
Trigano SA (France)	3,861	799,673
Volkswagen AG (Germany)	168	55,322
Winnebago Industries, Inc.	3,700	251,452
Yamaha Motor Co. Ltd. (Japan)	2,000	54,303
		9,137,490
Banks 3.6%
Al Rajhi Bank (Saudi Arabia)	6,222	184,195
Australia & New Zealand Banking Group Ltd. (Australia)	3,556	75,243
Banco do Brasil SA (Brazil)	106,800	689,697
Banco Santander Brasil SA (Brazil), UTS	13,300	108,645
Banco Santander Chile (Chile)	6,511,743	321,956
Bank of China Ltd. (China) (Class H Stock)	1,430,000	513,878
Bank of Communications Co. Ltd. (China) (Class H Stock)	1,103,000	741,764
Bank of Montreal (Canada)	3,300	338,253
Bank of Nova Scotia (The) (Canada)	6,200	403,230
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	6,498	230,354
BNP Paribas SA (France)	13,266	831,376
Canadian Imperial Bank of Commerce (Canada)	2,300	261,821
Capstar Financial Holdings, Inc.	2,000	41,000
Chiba Bank Ltd. (The) (Japan)	8,400	50,798
China CITIC Bank Corp. Ltd. (China) (Class H Stock)	120,000	56,889
China Construction Bank Corp. (China) (Class H Stock)	1,362,000	1,070,183
Citigroup, Inc.	69,656	4,928,162
Civista Bancshares, Inc.	2,000	44,200
CNB Financial Corp.	3,476	79,322
ConnectOne Bancorp, Inc.	3,199	83,718
Credit Agricole SA (France)	5,800	81,375
CTBC Financial Holding Co. Ltd. (Taiwan)	90,000	73,349
Customers Bancorp, Inc.*	8,560	333,754
DBS Group Holdings Ltd. (Singapore)	47,000	1,049,593
DGB Financial Group, Inc. (South Korea)	29,547	244,954
DNB ASA (Norway)	11,032	240,592
Financial Institutions, Inc.	7,252	217,560
First Internet Bancorp	2,988	92,568
Flushing Financial Corp.	2,400	51,432
Great Western Bancorp, Inc.	400	13,116
Gunma Bank Ltd. (The) (Japan)	30,400	95,976
Hana Financial Group, Inc. (South Korea)	21,901	898,658
Hancock Whitney Corp.	5,500	244,420

PGIM Balanced Fund
Schedule of Investments as of June 30, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Banks (cont’d.)
Hanmi Financial Corp.	2,300	$43,838
Heartland Financial USA, Inc.	5,780	271,602
Hilltop Holdings, Inc.	7,940	289,016
Hope Bancorp, Inc.	13,120	186,042
Independent Bank Corp.	700	15,197
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	320,000	187,700
Industrial Bank Co. Ltd. (China) (Class A Stock)	31,200	99,228
JPMorgan Chase & Co.	56,824	8,838,405
KB Financial Group, Inc. (South Korea)	19,192	952,795
Metropolitan Bank Holding Corp.*	1,500	90,330
Midland States Bancorp, Inc.	2,600	68,302
MidWestOne Financial Group, Inc.	4,483	128,976
Mitsubishi UFJ Financial Group, Inc. (Japan)	63,500	342,776
Mizuho Financial Group, Inc. (Japan)	12,100	173,094
National Bank of Canada (Canada)	13,000	972,903
Nishi-Nippon Financial Holdings, Inc. (Japan)	63,800	364,558
Nordea Bank Abp (Finland)	68,007	758,065
OFG Bancorp (Puerto Rico)	13,187	291,696
Old Second Bancorp, Inc.	3,918	48,583
Orrstown Financial Services, Inc.	887	20,463
Oversea-Chinese Banking Corp. Ltd. (Singapore)	17,200	153,245
Primis Financial Corp.	5,580	85,151
Public Bank Bhd (Malaysia)	71,000	70,461
QCR Holdings, Inc.	4,273	205,489
RBB Bancorp	2,700	65,394
Royal Bank of Canada (Canada)	5,200	526,838
S&T Bancorp, Inc.	500	15,650
Sberbank of Russia PJSC (Russia)	234,080	978,814
Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)	8,385	108,395
Sumitomo Mitsui Financial Group, Inc. (Japan)	6,500	223,593
Svenska Handelsbanken AB (Sweden) (Class A Stock)	46,340	524,031
Toronto-Dominion Bank (The) (Canada)	11,800	826,933
United Overseas Bank Ltd. (Singapore)	7,800	150,360
Valley National Bancorp	13,860	186,140
Wells Fargo & Co.	141,420	6,404,912
WesBanco, Inc.	2,200	78,386
		39,439,392
Beverages 0.6%
Anadolu Efes Biracilik Ve Malt Sanayii A/S (Turkey)	41,552	106,491
Carlsberg A/S (Denmark) (Class B Stock)	852	158,917
Coca-Cola Co. (The)	102,900	5,567,919

PGIM Balanced Fund
Schedule of Investments as of June 30, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Beverages (cont’d.)
National Beverage Corp.	5,560	$262,599
PepsiCo, Inc.	4,700	696,399
		6,792,325
Biotechnology 1.1%
AbbVie, Inc.	31,905	3,593,779
Agios Pharmaceuticals, Inc.*	5,100	281,061
Alkermes PLC*	11,400	279,528
Arena Pharmaceuticals, Inc.*	200	13,640
Arrowhead Pharmaceuticals, Inc.*	2,700	223,614
Avid Bioservices, Inc.*	6,700	171,855
Blueprint Medicines Corp.*	2,100	184,716
Bridgebio Pharma, Inc.*	400	24,384
CareDx, Inc.*	4,000	366,080
Catalyst Pharmaceuticals, Inc.*	57,120	328,440
Denali Therapeutics, Inc.*	5,200	407,888
Eagle Pharmaceuticals, Inc.*	5,880	251,664
Emergent BioSolutions, Inc.*	4,464	281,187
Gilead Sciences, Inc.	38,289	2,636,580
Halozyme Therapeutics, Inc.*	1,000	45,410
Ironwood Pharmaceuticals, Inc.*	22,800	293,436
Kodiak Sciences, Inc.*	600	55,800
Myriad Genetics, Inc.*	6,500	198,770
OPKO Health, Inc.*	69,760	282,528
Organogenesis Holdings, Inc.*	12,500	207,750
Pharma Mar SA (Spain)	1,469	132,385
PTC Therapeutics, Inc.*	2,680	113,284
Puma Biotechnology, Inc.*	8,560	78,581
Regeneron Pharmaceuticals, Inc.*	1,700	949,518
Vanda Pharmaceuticals, Inc.*	17,377	373,779
		11,775,657
Building Products 0.4%
American Woodmark Corp.*	1,680	137,239
Carrier Global Corp.	24,800	1,205,280
Cie de Saint-Gobain (France)	17,418	1,150,604
Geberit AG (Switzerland)	990	743,506
JELD-WEN Holding, Inc.*	9,500	249,470
Kingspan Group PLC (Ireland)	744	70,367
Resideo Technologies, Inc.*	4,200	126,000

PGIM Balanced Fund
Schedule of Investments as of June 30, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Building Products (cont’d.)
UFP Industries, Inc.	7,077	$526,104
Xinyi Glass Holdings Ltd. (Hong Kong)	16,000	65,363
		4,273,933
Capital Markets 1.7%
3i Group PLC (United Kingdom)	37,932	618,119
Ameriprise Financial, Inc.	2,697	671,229
Amundi SA (France), 144A	630	55,652
Daiwa Securities Group, Inc. (Japan)	131,000	720,339
Donnelley Financial Solutions, Inc.*	1,200	39,600
Federated Hermes, Inc.	2,460	83,419
Goldman Sachs Group, Inc. (The)	15,210	5,772,651
IG Group Holdings PLC (United Kingdom)	29,213	344,135
Julius Baer Group Ltd. (Switzerland)	1,144	74,860
Moody’s Corp.	500	181,185
Morgan Stanley	52,500	4,813,725
Piper Sandler Cos.	2,300	297,988
Platinum Asset Management Ltd. (Australia)	140,866	519,284
Raymond James Financial, Inc.	21,000	2,727,900
Stifel Financial Corp.	2,400	155,664
StoneX Group, Inc.*	500	30,335
UBS Group AG (Switzerland)	67,901	1,039,806
Value Partners Group Ltd. (Hong Kong)	749,000	478,177
Virtus Investment Partners, Inc.	970	269,437
		18,893,505
Chemicals 1.1%
Cabot Corp.	3,800	216,334
Celanese Corp.	6,700	1,015,720
Covestro AG (Germany), 144A	6,731	436,151
Dow, Inc.	25,100	1,588,328
DuPont de Nemours, Inc.	5,100	394,791
Hawkins, Inc.	1,504	49,256
Huntsman Corp.	35,500	941,460
Ingevity Corp.*	3,580	291,269
Kronos Worldwide, Inc.	5,600	80,192
Kumho Petrochemical Co. Ltd. (South Korea)	4,121	803,436
Lotte Chemical Titan Holding Bhd (Malaysia), 144A	300,200	201,595
Minerals Technologies, Inc.	800	62,936
Mitsui Chemicals, Inc. (Japan)	1,800	62,362
Mosaic Co. (The)	26,700	851,997
Olin Corp.	8,500	393,210
Orion Engineered Carbons SA (Germany)*	7,460	141,665

PGIM Balanced Fund
Schedule of Investments as of June 30, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Chemicals (cont’d.)
Sherwin-Williams Co. (The)	11,040	$3,007,848
Stepan Co.	980	117,865
Tessenderlo Group SA (Belgium)*	4,207	178,448
Trinseo SA	5,100	305,184
Westlake Chemical Corp.	7,100	639,639
		11,779,686
Commercial Services & Supplies 0.1%
ABM Industries, Inc.	19,000	842,650
BrightView Holdings, Inc.*	5,500	88,660
HNI Corp.	3,600	158,292
Okamura Corp. (Japan)	16,000	217,017
Tetra Tech, Inc.	800	97,632
		1,404,251
Communications Equipment 0.5%
Cisco Systems, Inc.	58,237	3,086,561
NETGEAR, Inc.*	4,500	172,440
NetScout Systems, Inc.*	6,359	181,486
Plantronics, Inc.*	2,000	83,460
Ubiquiti, Inc.	5,500	1,717,045
Viavi Solutions, Inc.*	7,400	130,684
		5,371,676
Construction & Engineering 0.2%
EMCOR Group, Inc.	3,750	461,962
Metallurgical Corp. of China Ltd. (China) (Class A Stock)	132,000	60,777
Primoris Services Corp.	7,700	226,611
Quanta Services, Inc.	14,931	1,352,301
Skanska AB (Sweden) (Class B Stock)	2,100	55,715
		2,157,366
Construction Materials 0.2%
Anhui Conch Cement Co. Ltd. (China) (Class H Stock)	95,000	503,007
Buzzi Unicem SpA (Italy)	16,450	436,671
China National Building Material Co. Ltd. (China) (Class H Stock)	38,000	44,708
Holcim Ltd. (Switzerland)*	3,213	193,260
Summit Materials, Inc. (Class A Stock)*	7,300	254,405
Vicat SA (France)	7,328	354,884
		1,786,935

PGIM Balanced Fund
Schedule of Investments as of June 30, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Consumer Finance 0.7%
American Express Co.	7,300	$1,206,179
Capital One Financial Corp.	28,700	4,439,603
Discover Financial Services	1,800	212,922
Navient Corp.	3,400	65,722
Regional Management Corp.	1,800	83,772
Synchrony Financial	29,000	1,407,080
		7,415,278
Containers & Packaging 0.0%
Greif, Inc. (Class A Stock)	4,380	265,209
O-I Glass, Inc.*	8,900	145,337
		410,546
Distributors 0.4%
Genuine Parts Co.	22,200	2,807,634
LKQ Corp.*	36,700	1,806,374
		4,614,008
Diversified Financial Services 0.4%
A-Mark Precious Metals, Inc.	2,100	97,650
Berkshire Hathaway, Inc. (Class B Stock)*	14,374	3,994,822
Cannae Holdings, Inc.*	6,680	226,519
First Pacific Co. Ltd. (Indonesia)	548,000	187,404
Yuanta Financial Holding Co. Ltd. (Taiwan)*	69,000	66,564
		4,572,959
Diversified Telecommunication Services 1.1%
AT&T, Inc.	147,456	4,243,784
ATN International, Inc.	1,680	76,423
Deutsche Telekom AG (Germany)	3,333	70,501
Nippon Telegraph & Telephone Corp. (Japan)	18,500	481,415
Saudi Telecom Co. (Saudi Arabia)	3,182	111,715
Swisscom AG (Switzerland)	1,376	786,364
Telkom Indonesia Persero Tbk PT (Indonesia)	3,308,800	719,038
Telkom SA SOC Ltd. (South Africa)	157,736	512,808
Verizon Communications, Inc.	84,140	4,714,364
		11,716,412
Electric Utilities 0.6%
CESC Ltd. (India)	15,288	159,020

PGIM Balanced Fund
Schedule of Investments as of June 30, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Electric Utilities (cont’d.)
Chubu Electric Power Co., Inc. (Japan)	4,300	$52,524
Endesa SA (Spain)	21,331	518,236
Enerjisa Enerji A/S (Turkey), 144A	255,449	304,586
Evergy, Inc.	27,900	1,685,997
Exelon Corp.	55,188	2,445,380
Fortum OYJ (Finland)	21,534	594,347
Inter RAO UES PJSC (Russia)	4,433,000	284,364
Otter Tail Corp.	5,680	277,241
Power Grid Corp. of India Ltd. (India)	97,001	304,013
SSE PLC (United Kingdom)	4,940	103,061
		6,728,769
Electrical Equipment 0.8%
ABB Ltd. (Switzerland)	32,446	1,102,792
Acuity Brands, Inc.	14,080	2,633,382
Atkore, Inc.*	18,460	1,310,660
AZZ, Inc.	600	31,068
Eaton Corp. PLC	1,100	162,998
Emerson Electric Co.	24,300	2,338,632
Encore Wire Corp.	1,780	134,906
EnerSys	1,100	107,503
Nitto Kogyo Corp. (Japan)	8,300	136,230
WEG SA (Brazil)	118,800	803,497
		8,761,668
Electronic Equipment, Instruments & Components 0.6%
Advanced Energy Industries, Inc.	1,400	157,794
ALSO Holding AG (Switzerland)*	776	224,065
Arrow Electronics, Inc.*	1,600	182,128
BOE Technology Group Co. Ltd. (China) (Class A Stock)	218,700	210,965
Codan Ltd. (Australia)	4,752	64,372
Corning, Inc.	15,200	621,680
Delta Electronics, Inc. (Taiwan)	11,000	119,909
ePlus, Inc.*	680	58,949
Hon Hai Precision Industry Co. Ltd. (Taiwan)	254,000	1,024,575
Jabil, Inc.	17,340	1,007,801
Kimball Electronics, Inc.*	1,000	21,740
Maxscend Microelectronics Co. Ltd. (China) (Class A Stock)	2,900	241,227
PC Connection, Inc.	385	17,814
Rogers Corp.*	1,600	321,280
Samsung Electro-Mechanics Co. Ltd. (South Korea)	321	50,609
Sanmina Corp.*	8,180	318,693
ScanSource, Inc.*	6,280	176,656

PGIM Balanced Fund
Schedule of Investments as of June 30, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Electronic Equipment, Instruments & Components (cont’d.)
Shimadzu Corp. (Japan)	1,500	$58,012
SYNNEX Corp.	6,700	815,792
Vishay Intertechnology, Inc.	43,100	971,905
Zebra Technologies Corp. (Class A Stock)*	900	476,541
		7,142,507
Energy Equipment & Services 0.3%
Halliburton Co.	122,700	2,836,824
Newpark Resources, Inc.*	37,800	130,788
Oceaneering International, Inc.*	15,040	234,173
TETRA Technologies, Inc.*	15,200	65,968
		3,267,753
Entertainment 1.1%
Activision Blizzard, Inc.	37,980	3,624,811
Capcom Co. Ltd. (Japan)	1,800	52,700
Cinemark Holdings, Inc.*	600	13,170
Electronic Arts, Inc.	25,660	3,690,678
GungHo Online Entertainment, Inc. (Japan)	5,900	117,195
Konami Holdings Corp. (Japan)	6,500	388,929
Lions Gate Entertainment Corp. (Class A Stock)*	3,600	74,520
Lions Gate Entertainment Corp. (Class B Stock)*	5,800	106,140
Netflix, Inc.*	4,300	2,271,303
Nintendo Co. Ltd. (Japan)	1,765	1,023,642
Playtika Holding Corp.*	18,800	448,192
		11,811,280
Equity Real Estate Investment Trusts (REITs) 1.2%
Apple Hospitality REIT, Inc.	47,128	719,173
Charter Hall Group (Australia)	26,607	309,273
City Office REIT, Inc.	7,700	95,711
Columbia Property Trust, Inc.	7,260	126,251
CorePoint Lodging, Inc.*	1,500	16,050
Corporate Office Properties Trust	3,500	97,965
Crown Castle International Corp.	6,000	1,170,600
Diversified Healthcare Trust	35,600	148,808
Franklin Street Properties Corp.	25,121	132,136
Gaming & Leisure Properties, Inc.	23,193	1,074,532
GEO Group, Inc. (The)(a)	22,603	160,933
Global Net Lease, Inc.	1,600	29,600
Goodman Group (Australia)	60,999	967,522
Industrial Logistics Properties Trust	2,400	62,736

PGIM Balanced Fund
Schedule of Investments as of June 30, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Japan Real Estate Investment Corp. (Japan)	8	$49,219
Medical Properties Trust, Inc.	26,100	524,610
National Health Investors, Inc.	480	32,184
Pebblebrook Hotel Trust	6,840	161,082
Piedmont Office Realty Trust, Inc. (Class A Stock)	16,160	298,475
PotlatchDeltic Corp.	24,700	1,312,805
Prologis, Inc.	14,500	1,733,185
PS Business Parks, Inc.	400	59,232
Retail Properties of America, Inc. (Class A Stock)	10,900	124,805
Sabra Health Care REIT, Inc.	13,720	249,704
Safestore Holdings PLC (United Kingdom)	6,399	84,017
Service Properties Trust	3,900	49,140
SITE Centers Corp.	1,000	15,060
Stockland (Australia)	23,780	82,985
Sunstone Hotel Investors, Inc.*	5,100	63,342
Terreno Realty Corp.	1,000	64,520
Urban Edge Properties	3,840	73,344
Weyerhaeuser Co.	86,760	2,986,279
Whitestone REIT	8,100	66,825
		13,142,103
Food & Staples Retailing 0.8%
Alimentation Couche-Tard, Inc. (Canada) (Class B Stock)	21,400	786,358
BJ’s Wholesale Club Holdings, Inc.*	3,360	159,869
Etablissements Franz Colruyt NV (Belgium)	1,596	89,395
Kesko OYJ (Finland) (Class B Stock)	1,617	59,773
Koninklijke Ahold Delhaize NV (Netherlands)	29,803	885,534
Kroger Co. (The)	32,460	1,243,543
Loblaw Cos. Ltd. (Canada)	1,000	61,544
Magnit PJSC (Russia), GDR	3,360	48,900
North West Co., Inc. (The) (Canada)	5,100	144,780
Tesco PLC (United Kingdom)	37,838	116,762
Walmart, Inc.	38,449	5,422,078
		9,018,536
Food Products 0.8%
Charoen Pokphand Foods PCL (Thailand)	299,000	247,853
Indofood Sukses Makmur Tbk PT (Indonesia)	758,400	323,402
JBS SA	73,500	431,353
John B. Sanfilippo & Son, Inc.	429	37,996
Kaveri Seed Co. Ltd. (India)	17,119	168,956
Kraft Heinz Co. (The)	73,600	3,001,408
La Doria SpA (Italy)	6,461	146,157

PGIM Balanced Fund
Schedule of Investments as of June 30, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Food Products (cont’d.)
Mission Produce, Inc.*	2,300	$47,633
Mondelez International, Inc. (Class A Stock)	2,500	156,100
Nestle SA (Switzerland)	7,993	995,779
Sanderson Farms, Inc.	5,700	1,071,429
Tyson Foods, Inc. (Class A Stock)	23,300	1,718,608
Want Want China Holdings Ltd. (China)	93,000	65,867
Wilmar International Ltd. (China)	199,900	672,496
		9,085,037
Gas Utilities 0.1%
Beijing Enterprises Holdings Ltd. (China)	46,000	163,492
New Jersey Resources Corp.	4,800	189,936
ONE Gas, Inc.	3,480	257,938
Snam SpA (Italy)	8,492	49,037
Southwest Gas Holdings, Inc.	4,300	284,617
UGI Corp.	3,621	167,688
		1,112,708
Health Care Equipment & Supplies 1.8%
Abbott Laboratories	43,720	5,068,459
Align Technology, Inc.*	5,700	3,482,700
AngioDynamics, Inc.*	1,240	33,641
Ansell Ltd. (Australia)	18,986	619,802
Becton, Dickinson & Co.	14,440	3,511,664
Bioventus, Inc. (Class A Stock)*	2,500	44,000
Boston Scientific Corp.*	28,300	1,210,108
CONMED Corp.	100	13,743
Danaher Corp.	16,360	4,390,370
Hoya Corp. (Japan)	2,000	263,859
Intco Medical Technology Co. Ltd. (China) (Class A Stock)	3,300	63,782
Integer Holdings Corp.*	3,200	301,440
Meridian Bioscience, Inc.*	10,160	225,349
Merit Medical Systems, Inc.*	4,200	271,572
Natus Medical, Inc.*	8,760	227,585
Neogen Corp.*	3,000	138,120
OraSure Technologies, Inc.*	9,100	92,274
Ortho Clinical Diagnostics Holdings PLC*	3,000	64,230
Sonova Holding AG (Switzerland)	786	296,142
Top Glove Corp. Bhd (Malaysia)	199,500	199,853
		20,518,693

PGIM Balanced Fund
Schedule of Investments as of June 30, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Health Care Providers & Services 1.9%
Agiliti, Inc.*	5,600	$122,472
AMN Healthcare Services, Inc.*	2,800	271,544
Anthem, Inc.	10,600	4,047,080
Cigna Corp.	11,400	2,702,598
Community Health Systems, Inc.*	18,900	291,816
Cross Country Healthcare, Inc.*	2,100	34,671
Ensign Group, Inc. (The)	2,280	197,608
Fresenius Medical Care AG & Co. KGaA (Germany)	7,738	643,753
Fresenius SE & Co. KGaA (Germany)	14,085	735,396
HCA Healthcare, Inc.	7,200	1,488,528
Humana, Inc.	1,300	575,536
LHC Group, Inc.*	1,440	288,374
McKesson Corp.	1,780	340,407
Medipal Holdings Corp. (Japan)	28,000	534,681
National HealthCare Corp.	200	13,980
Select Medical Holdings Corp.	10,134	428,263
UnitedHealth Group, Inc.	21,060	8,433,266
		21,149,973
Health Care Technology 0.1%
Computer Programs & Systems, Inc.	4,600	152,858
HealthStream, Inc.*	800	22,352
Multiplan Corp.*	8,300	79,016
NextGen Healthcare, Inc.*	14,875	246,776
Omnicell, Inc.*	2,943	445,718
		946,720
Hotels, Restaurants & Leisure 1.1%
888 Holdings PLC (United Kingdom)	14,120	75,250
Biglari Holdings, Inc. (Class B Stock)*	270	43,057
Bloomin’ Brands, Inc.*	4,000	108,560
Century Casinos, Inc.*	4,700	63,121
Darden Restaurants, Inc.	5,660	826,303
Del Taco Restaurants, Inc.	15,160	151,752
Evolution AB (Sweden), 144A	5,691	902,381
Jack in the Box, Inc.	1,000	111,440
Kindred Group PLC (Malta), SDR	52,691	827,829
McDonald’s Corp.	16,320	3,769,757
Papa John’s International, Inc.	1,580	165,015
RCI Hospitality Holdings, Inc.	2,887	191,119
Red Rock Resorts, Inc. (Class A Stock)*	2,200	93,500
Scientific Games Corp.*	2,800	216,832
Starbucks Corp.	38,400	4,293,504

PGIM Balanced Fund
Schedule of Investments as of June 30, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Hotels, Restaurants & Leisure (cont’d.)
Texas Roadhouse, Inc.	3,400	$327,080
Yum! Brands, Inc.	1,300	149,539
		12,316,039
Household Durables 0.5%
Barratt Developments PLC (United Kingdom)	4,920	47,321
Ecovacs Robotics Co. Ltd. (China) (Class A Stock)	7,300	258,165
Electrolux AB (Sweden) (Class B Stock)	2,100	58,389
Ethan Allen Interiors, Inc.	700	19,320
Lennar Corp. (Class A Stock)	2,980	296,063
LG Electronics, Inc. (South Korea)	5,752	837,818
M/I Homes, Inc.*	2,600	152,542
Meritage Homes Corp.*	2,980	280,358
Panasonic Corp. (Japan)	62,500	722,437
Persimmon PLC (United Kingdom)	1,664	68,426
PulteGroup, Inc.	22,800	1,244,196
Sekisui House Ltd. (Japan)	5,100	104,481
Skyline Champion Corp.*	11,200	596,960
Sony Group Corp. (Japan)	14,050	1,360,030
Tri Pointe Homes, Inc.*	1,900	40,717
		6,087,223
Household Products 0.3%
Kimberly-Clark de Mexico SAB de CV (Mexico) (Class A Stock)	249,000	442,314
Procter & Gamble Co. (The)	22,479	3,033,092
Vinda International Holdings Ltd. (Hong Kong)	53,000	163,442
		3,638,848
Independent Power & Renewable Electricity Producers 0.3%
AES Corp. (The)	111,180	2,898,463
China Resources Power Holdings Co. Ltd. (China)	354,000	483,653
NTPC Ltd. (India)	36,880	58,014
		3,440,130
Industrial Conglomerates 0.9%
3M Co.	21,880	4,346,024
CITIC Ltd. (China)	694,000	747,438
DCC PLC (United Kingdom)	693	56,828
General Electric Co.	120,900	1,627,314

PGIM Balanced Fund
Schedule of Investments as of June 30, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Industrial Conglomerates (cont’d.)
Honeywell International, Inc.	11,800	$2,588,330
Industries Qatar QSC (Qatar)	16,460	59,769
		9,425,703
Insurance 1.4%
Ageas SA/NV (Belgium)	13,915	771,748
Allstate Corp. (The)	25,560	3,334,046
Argo Group International Holdings Ltd.	1,200	62,196
Assicurazioni Generali SpA (Italy)	5,579	112,053
Cathay Financial Holding Co. Ltd. (Taiwan)	40,000	77,478
Chubb Ltd.	2,600	413,244
Dai-ichi Life Holdings, Inc. (Japan)	40,900	751,708
Employers Holdings, Inc.	1,900	81,320
Fubon Financial Holding Co. Ltd. (Taiwan)	419,000	1,113,547
Great-West Lifeco, Inc. (Canada)	24,500	727,727
Hartford Financial Services Group, Inc. (The)	2,600	161,122
Heritage Insurance Holdings, Inc.	5,180	44,444
Japan Post Holdings Co. Ltd. (Japan)*	8,400	68,827
Legal & General Group PLC (United Kingdom)	94,696	338,119
Manulife Financial Corp. (Canada)	48,900	962,536
MetLife, Inc.	45,056	2,696,602
NN Group NV (Netherlands)	15,534	734,251
Old Republic International Corp.	86,680	2,159,199
Poste Italiane SpA (Italy), 144A	6,386	84,434
Powszechny Zaklad Ubezpieczen SA (Poland)*	5,901	56,901
Selective Insurance Group, Inc.	576	46,742
SiriusPoint Ltd. (Bermuda)*	4,700	47,329
Stewart Information Services Corp.	3,800	215,422
Swiss Life Holding AG (Switzerland)	110	53,510
Travelers Cos., Inc. (The)	3,000	449,130
Universal Insurance Holdings, Inc.	3,700	51,356
		15,614,991
Interactive Media & Services 3.5%
Alphabet, Inc. (Class A Stock)*	4,785	11,683,965
Alphabet, Inc. (Class C Stock)*	4,387	10,995,226
Cars.com, Inc.*	11,980	171,674
Facebook, Inc. (Class A Stock)*	42,094	14,636,505
QuinStreet, Inc.*	4,580	85,096
Tencent Holdings Ltd. (China)	19,900	1,500,805
		39,073,271

PGIM Balanced Fund
Schedule of Investments as of June 30, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Internet & Direct Marketing Retail 2.2%
Alibaba Group Holding Ltd. (China)*	49,600	$1,402,000
Amazon.com, Inc.*	6,207	21,353,073
HelloFresh SE (Germany)*	739	72,027
Overstock.com, Inc.*	3,200	295,040
Qurate Retail, Inc. (Class A Stock)	31,900	417,571
Shutterstock, Inc.	1,900	186,523
Stamps.com, Inc.*	260	52,075
Vipshop Holdings Ltd. (China), ADR*	27,100	544,168
Zalando SE (Germany), 144A*	783	94,862
ZOZO, Inc. (Japan)	11,600	393,418
		24,810,757
IT Services 2.6%
Accenture PLC (Class A Stock)	21,830	6,435,266
Adyen NV (Netherlands), 144A*	42	102,816
Amdocs Ltd.	14,860	1,149,570
Automatic Data Processing, Inc.	19,500	3,873,090
BM Technologies, Inc. (original cost $16,463; purchased 12/17/20)*^(f)	1,317	15,544
CGI, Inc. (Canada)*	1,200	108,800
Cognizant Technology Solutions Corp. (Class A Stock)	46,620	3,228,901
Computacenter PLC (United Kingdom)	1,740	62,390
EPAM Systems, Inc.*	5,580	2,851,157
Fujitsu Ltd. (Japan)	5,830	1,092,339
Gartner, Inc.*	2,500	605,500
Hackett Group, Inc. (The)	6,480	116,770
International Business Machines Corp.	5,294	776,047
Maximus, Inc.	3,780	332,527
Nomura Research Institute Ltd. (Japan)	1,800	59,556
PayPal Holdings, Inc.*	7,700	2,244,396
Relia, Inc. (Japan)	5,000	60,969
Sykes Enterprises, Inc.*	3,600	193,320
Tech Mahindra Ltd. (India)	3,840	56,775
Transcosmos, Inc. (Japan)	2,200	60,763
TTEC Holdings, Inc.	2,500	257,725
Uchida Yoko Co. Ltd. (Japan)	1,500	66,373
Visa, Inc. (Class A Stock)	17,755	4,151,474
Wipro Ltd. (India)	133,921	986,918
		28,888,986
Leisure Products 0.4%
Brunswick Corp.	25,300	2,520,386
Giant Manufacturing Co. Ltd. (Taiwan)	5,000	57,289

PGIM Balanced Fund
Schedule of Investments as of June 30, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Leisure Products (cont’d.)
Johnson Outdoors, Inc. (Class A Stock)	1,300	$157,300
Malibu Boats, Inc. (Class A Stock)*	1,000	73,330
MasterCraft Boat Holdings, Inc.*	2,459	64,647
Shimano, Inc. (Japan)	3,500	832,122
Smith & Wesson Brands, Inc.	10,840	376,148
		4,081,222
Life Sciences Tools & Services 1.1%
Agilent Technologies, Inc.	12,600	1,862,406
Eurofins Scientific SE (Luxembourg)*	7,668	877,979
Harvard Bioscience, Inc.*	1,800	14,994
Inotiv, Inc.*	1,100	29,348
IQVIA Holdings, Inc.*	6,000	1,453,920
Medpace Holdings, Inc.*	2,280	402,716
Mettler-Toledo International, Inc.*	200	277,068
PerkinElmer, Inc.	4,800	741,168
Sartorius Stedim Biotech (France)	2,032	963,088
Thermo Fisher Scientific, Inc.	11,033	5,565,818
Waters Corp.*	700	241,927
		12,430,432
Machinery 1.5%
AGCO Corp.	17,640	2,299,903
Altra Industrial Motion Corp.	260	16,905
Atlas Copco AB (Sweden) (Class B Stock)	2,056	108,295
CNH Industrial NV (United Kingdom)	3,465	57,617
Crane Co.	2,200	203,214
Cummins, Inc.	12,100	2,950,101
Deere & Co.	2,900	1,022,859
Dover Corp.	1,700	256,020
Epiroc AB (Sweden) (Class A Stock)	31,721	723,845
Franklin Electric Co., Inc.	1,000	80,620
Gates Industrial Corp. PLC*	18,124	327,501
Hillenbrand, Inc.	20,000	881,600
Illinois Tool Works, Inc.	800	178,848
Jiangsu Hengli Hydraulic Co. Ltd. (China) (Class A Stock)	4,900	65,140
Meritor, Inc.*	8,900	208,438
Mueller Industries, Inc.	6,300	272,853
NN, Inc.*	2,000	14,700
Oshkosh Corp.	6,500	810,160
Otis Worldwide Corp.	2,300	188,071
Parker-Hannifin Corp.	9,500	2,917,545
REV Group, Inc.	8,200	128,658

PGIM Balanced Fund
Schedule of Investments as of June 30, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Machinery (cont’d.)
Rexnord Corp.	1,260	$63,050
Sandvik AB (Sweden)	5,763	147,413
Sany Heavy Industry Co. Ltd. (China) (Class A Stock)	37,400	168,087
Shyft Group, Inc. (The)	1,960	73,324
Sinotruk Hong Kong Ltd. (China)	60,000	128,647
SPX Corp.*	2,460	150,257
SPX FLOW, Inc.	1,500	97,860
Stanley Black & Decker, Inc.	4,800	983,952
Techtronic Industries Co. Ltd. (Hong Kong)	49,000	855,234
Terex Corp.	1,700	80,954
Zoomlion Heavy Industry Science & Technology Co. Ltd. (China) (Class A Stock)	24,800	35,435
		16,497,106
Marine 0.3%
AP Moller - Maersk A/S (Denmark) (Class B Stock)	328	945,079
COSCO SHIPPING Holdings Co. Ltd. (China) (Class H Stock)*	106,500	269,082
Costamare, Inc. (Monaco)	5,740	67,789
Eagle Bulk Shipping, Inc.*	900	42,588
Evergreen Marine Corp. Taiwan Ltd. (Taiwan)*	49,000	349,864
Genco Shipping & Trading Ltd.	18,900	356,832
Kuehne + Nagel International AG (Switzerland)	2,249	770,224
Matson, Inc.	4,500	288,000
		3,089,458
Media 0.7%
Advantage Solutions, Inc.*	1,600	17,264
Cogeco, Inc. (Canada)	1,500	116,336
Comcast Corp. (Class A Stock)	52,693	3,004,555
Corus Entertainment, Inc. (Canada) (Class B Stock)	100,900	517,686
Focus Media Information Technology Co. Ltd. (China) (Class A Stock)	132,600	193,199
Gray Television, Inc.	13,160	307,944
Metropole Television SA (France)	4,200	88,549
News Corp. (Class A Stock)	54,000	1,391,580
Nexstar Media Group, Inc. (Class A Stock)	8,700	1,286,556
Publicis Groupe SA (France)	1,008	64,538
Quebecor, Inc. (Canada) (Class B Stock)	7,000	186,689
Reach PLC (United Kingdom)	22,754	86,798
TEGNA, Inc.	16,200	303,912
Television Francaise 1 (France)	60,475	612,816
		8,178,422

PGIM Balanced Fund
Schedule of Investments as of June 30, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Metals & Mining 1.3%
Alcoa Corp.*	38,200	$1,407,288
ArcelorMittal SA (Luxembourg)	4,250	131,534
BHP Group Ltd. (Australia)	15,420	564,739
BHP Group PLC (Australia)	37,936	1,123,912
Boliden AB (Sweden)	1,386	53,430
China Hongqiao Group Ltd. (China)	121,000	164,160
Cia Siderurgica Nacional SA (Brazil)	6,900	60,707
Commercial Metals Co.	2,000	61,440
Compass Minerals International, Inc.	300	17,778
Fortescue Metals Group Ltd. (Australia)	54,088	950,945
Freeport-McMoRan, Inc.	78,300	2,905,713
Grupo Mexico SAB de CV (Mexico) (Class B Stock)	168,500	794,234
Hunan Valin Steel Co. Ltd. (China) (Class A Stock)	47,000	48,041
Impala Platinum Holdings Ltd. (South Africa)	52,724	871,492
JSW Steel Ltd. (India)	6,342	58,621
Kumba Iron Ore Ltd. (South Africa)	2,912	130,655
Novolipetsk Steel PJSC (Russia)	131,050	412,641
POSCO (South Korea)	1,639	508,320
Reliance Steel & Aluminum Co.	8,700	1,312,830
Rio Tinto Ltd. (Australia)	1,960	187,077
Rio Tinto PLC (Australia)	14,468	1,197,891
Ryerson Holding Corp.*	3,644	53,202
Sibanye Stillwater Ltd. (South Africa)	13,860	58,100
Tata Steel Ltd. (India)	51,026	805,730
Vale SA (Brazil)	25,400	577,268
Worthington Industries, Inc.	1,960	119,913
		14,577,661
Mortgage Real Estate Investment Trusts (REITs) 0.1%
Ares Commercial Real Estate Corp.	1,000	14,690
BrightSpire Capital, Inc.	9,100	85,540
Chimera Investment Corp.	24,880	374,693
Ellington Financial, Inc.	7,300	139,795
Granite Point Mortgage Trust, Inc.	1,400	20,650
Great Ajax Corp.	5,500	71,390
TPG RE Finance Trust, Inc.	11,820	158,979
Two Harbors Investment Corp.	10,800	81,648
		947,385
Multiline Retail 0.3%
Canadian Tire Corp. Ltd. (Canada) (Class A Stock)	400	63,298
Europris ASA (Norway), 144A	15,085	94,759
Macy’s, Inc.*	10,900	206,664

PGIM Balanced Fund
Schedule of Investments as of June 30, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Multiline Retail (cont’d.)
Next PLC (United Kingdom)*	675	$73,630
Target Corp.	9,820	2,373,887
Wesfarmers Ltd. (Australia)	22,537	1,000,222
		3,812,460
Multi-Utilities 0.2%
MDU Resources Group, Inc.	49,560	1,553,210
NorthWestern Corp.	2,000	120,440
Public Service Enterprise Group, Inc.	11,220	670,283
		2,343,933
Oil, Gas & Consumable Fuels 2.0%
APA Corp.	119,900	2,593,437
BW LPG Ltd. (Singapore), 144A	97,833	632,955
Canadian Natural Resources Ltd. (Canada)	33,100	1,201,597
China Petroleum & Chemical Corp. (China) (Class H Stock)	1,164,000	590,463
China Shenhua Energy Co. Ltd. (China) (Class H Stock)	341,000	669,905
Comstock Resources, Inc.*	25,700	171,419
ConocoPhillips	70,900	4,317,810
Earthstone Energy, Inc. (Class A Stock)*	2,200	24,354
EOG Resources, Inc.	22,800	1,902,432
Exxaro Resources Ltd. (South Africa)	5,460	64,789
Exxon Mobil Corp.	100,800	6,358,464
Magnolia Oil & Gas Corp. (Class A Stock)*	17,600	275,088
Matador Resources Co.	1,200	43,212
Oil & Natural Gas Corp. Ltd. (India)	496,917	790,951
Ovintiv, Inc.	9,500	298,965
Petroleo Brasileiro SA (Brazil)	19,400	118,495
Polskie Gornictwo Naftowe i Gazownictwo SA (Poland)	164,560	288,285
REX American Resources Corp.*	400	36,072
Rosneft Oil Co. PJSC (Russia)	104,340	816,272
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	21,053	422,682
Shaanxi Coal Industry Co. Ltd. (China) (Class A Stock)	118,200	216,594
W&T Offshore, Inc.*	11,800	57,230
Whiting Petroleum Corp.*	1,200	65,460
World Fuel Services Corp.	8,449	268,087
		22,225,018
Paper & Forest Products 0.0%
Interfor Corp. (Canada)	9,700	242,891

PGIM Balanced Fund
Schedule of Investments as of June 30, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Personal Products 0.4%
Bajaj Consumer Care Ltd. (India)	188,115	$725,964
BellRing Brands, Inc. (Class A Stock)*	1,600	50,144
Chlitina Holding Ltd. (China)	64,000	474,287
Estee Lauder Cos., Inc. (The) (Class A Stock)	2,800	890,624
Inter Parfums, Inc.	700	50,400
Medifast, Inc.	2,320	656,514
Nu Skin Enterprises, Inc. (Class A Stock)	8,280	469,062
Unilever PLC (United Kingdom)	13,391	783,741
USANA Health Sciences, Inc.*	1,480	151,596
		4,252,332
Pharmaceuticals 2.5%
Amneal Pharmaceuticals, Inc.*	33,060	169,267
Amphastar Pharmaceuticals, Inc.*	5,900	118,944
ANI Pharmaceuticals, Inc.*	600	21,030
Atea Pharmaceuticals, Inc.*	4,100	88,068
Bristol-Myers Squibb Co.	80,120	5,353,619
China Medical System Holdings Ltd. (China)	23,000	60,688
Chugai Pharmaceutical Co. Ltd. (Japan)	3,500	138,351
CSPC Pharmaceutical Group Ltd. (China)	508,800	736,021
Faes Farma SA (Spain)	19,388	77,508
GlaxoSmithKline PLC (United Kingdom)	25,595	503,328
Ipsen SA (France)	4,706	489,862
Johnson & Johnson	53,469	8,808,483
Merck KGaA (Germany)	4,775	915,887
Novartis AG (Switzerland)	3,605	328,593
Novo Nordisk A/S (Denmark) (Class B Stock)	8,769	734,848
Ono Pharmaceutical Co. Ltd. (Japan)	2,600	57,987
Otsuka Holdings Co. Ltd. (Japan)	18,880	782,513
Pfizer, Inc.	121,800	4,769,688
Prestige Consumer Healthcare, Inc.*	7,060	367,826
Roche Holding AG (Switzerland)	1,651	622,075
Sanofi (France)	12,259	1,286,601
Shionogi & Co. Ltd. (Japan)	14,620	761,730
Sun Pharmaceutical Industries Ltd. (India)	6,660	60,739
Takeda Pharmaceutical Co. Ltd. (Japan)	4,500	150,678
		27,404,334
Professional Services 0.2%
ASGN, Inc.*	2,980	288,851
BayCurrent Consulting, Inc. (Japan)	200	71,874
Kelly Services, Inc. (Class A Stock)*	900	21,573
Kforce, Inc.	3,980	250,461

PGIM Balanced Fund
Schedule of Investments as of June 30, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Professional Services (cont’d.)
Korn Ferry	2,800	$203,140
Randstad NV (Netherlands)	10,623	814,056
Thomson Reuters Corp. (Canada)	5,800	576,117
TriNet Group, Inc.*	4,600	333,408
		2,559,480
Real Estate Management & Development 0.3%
Agile Group Holdings Ltd. (China)	112,000	145,363
Aldar Properties PJSC (United Arab Emirates)	57,204	59,534
CBRE Group, Inc. (Class A Stock)*	4,800	411,504
CK Asset Holdings Ltd. (Hong Kong)	19,500	134,425
Cushman & Wakefield PLC*	2,100	36,687
Daiwa House Industry Co. Ltd. (Japan)	3,000	90,057
Deutsche Wohnen SE (Germany)	8,837	540,834
Henderson Land Development Co. Ltd. (Hong Kong)	54,000	255,842
KE Holdings, Inc. (China), ADR*	800	38,144
Longfor Group Holdings Ltd. (China), 144A	9,500	53,355
Mitsubishi Estate Co. Ltd. (Japan)	5,800	93,526
Newmark Group, Inc. (Class A Stock)	20,900	251,009
Realogy Holdings Corp.*	4,500	81,990
RMR Group, Inc. (The) (Class A Stock)	1,163	44,938
Selvaag Bolig ASA (Norway)	12,369	85,825
Sumitomo Realty & Development Co. Ltd. (Japan)	1,500	53,605
Sun Hung Kai Properties Ltd. (Hong Kong)	52,500	781,300
Sunac China Holdings Ltd. (China)*	16,000	54,922
		3,212,860
Road & Rail 0.1%
CSX Corp.	5,580	179,007
Knight-Swift Transportation Holdings, Inc.	6,000	272,760
Old Dominion Freight Line, Inc.	1,780	451,764
Saia, Inc.*	300	62,847
Schneider National, Inc. (Class B Stock)	8,000	174,160
Werner Enterprises, Inc.	6,660	296,503
		1,437,041
Semiconductors & Semiconductor Equipment 3.8%
Amkor Technology, Inc.	12,700	300,609
Applied Materials, Inc.	39,304	5,596,890
ASE Technology Holding Co. Ltd. (Taiwan)	94,000	378,832
ASM International NV (Netherlands)	250	82,586
ASML Holding NV (Netherlands)	1,360	937,280

PGIM Balanced Fund
Schedule of Investments as of June 30, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Broadcom, Inc.	8,680	$4,138,971
CMC Materials, Inc.	2,000	301,480
Cohu, Inc.*	3,000	110,370
Intel Corp.	104,968	5,892,903
Lam Research Corp.	6,100	3,969,270
MediaTek, Inc. (Taiwan)	22,000	761,638
Micron Technology, Inc.*	10,900	926,282
MKS Instruments, Inc.	4,160	740,272
Novatek Microelectronics Corp. (Taiwan)	6,000	107,730
NXP Semiconductors NV (China)	3,600	740,592
Onto Innovation, Inc.*	200	14,608
Qorvo, Inc.*	7,300	1,428,245
QUALCOMM, Inc.	35,200	5,031,136
Semtech Corp.*	4,480	308,224
Skyworks Solutions, Inc.	8,900	1,706,575
STMicroelectronics NV (Switzerland)	18,560	675,708
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	125,000	2,672,009
Texas Instruments, Inc.	17,380	3,342,174
Tokyo Electron Ltd. (Japan)	2,495	1,080,933
Ultra Clean Holdings, Inc.*	9,560	513,563
United Microelectronics Corp. (Taiwan)	58,000	110,915
		41,869,795
Software 4.9%
A10 Networks, Inc.*	15,880	178,809
Adobe, Inc.*	12,218	7,155,350
Alarm.com Holdings, Inc.*	1,400	118,580
Autodesk, Inc.*	7,000	2,043,300
Blackbaud, Inc.*	1,680	128,638
CDK Global, Inc.	12,000	596,280
ChannelAdvisor Corp.*	4,480	109,805
CommVault Systems, Inc.*	700	54,719
Constellation Software, Inc. (Canada)	600	908,717
Cyient Ltd. (India)	7,595	88,120
Dassault Systemes SE (France)	792	192,412
Digital Turbine, Inc.*	4,500	342,135
Intuit, Inc.	458	224,498
J2 Global, Inc.*	2,380	327,369
Manhattan Associates, Inc.*	5,300	767,652
Microsoft Corp.	122,266	33,121,859
Mimecast Ltd.*	3,000	159,150
Oracle Corp.	54,798	4,265,476
QAD, Inc. (Class A Stock)	2,000	174,040
SAP SE (Germany)	8,619	1,214,217

PGIM Balanced Fund
Schedule of Investments as of June 30, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Software (cont’d.)
Sapiens International Corp. NV (Israel)	9,000	$236,430
SPS Commerce, Inc.*	3,576	357,064
SS&C Technologies Holdings, Inc.	10,400	749,424
Synopsys, Inc.*	4,100	1,130,739
Upland Software, Inc.*	1,100	45,287
Verint Systems, Inc.*	5,600	252,392
		54,942,462
Specialty Retail 1.2%
Asbury Automotive Group, Inc.*	1,200	205,644
AutoNation, Inc.*	19,860	1,882,927
Buckle, Inc. (The)	900	44,775
Camping World Holdings, Inc. (Class A Stock)	4,300	176,257
China Tourism Group Duty Free Corp. Ltd. (China) (Class A Stock)	3,600	166,876
Chow Tai Fook Jewellery Group Ltd. (China)	351,600	805,989
Foot Locker, Inc.	18,700	1,152,481
Group 1 Automotive, Inc.	100	15,443
Halfords Group PLC (United Kingdom)*	94,212	563,435
Hibbett, Inc.*	1,000	89,630
Home Depot, Inc. (The)	5,558	1,772,391
Hornbach Baumarkt AG (Germany)	4,462	196,390
JB Hi-Fi Ltd. (Australia)	2,690	102,093
Kingfisher PLC (United Kingdom)	155,735	788,398
L Brands, Inc.	44,300	3,192,258
Lumber Liquidators Holdings, Inc.*	700	14,770
MarineMax, Inc.*	10,900	531,266
Matas A/S (Denmark)	7,790	141,402
Mr. Price Group Ltd. (South Africa)	19,346	285,577
Murphy USA, Inc.	480	64,018
O’Reilly Automotive, Inc.*	280	158,539
Sally Beauty Holdings, Inc.*	18,800	414,916
Sleep Number Corp.*	900	98,955
Super Retail Group Ltd. (Australia)	11,181	108,811
Tilly’s, Inc. (Class A Stock)	900	14,382
Zhongsheng Group Holdings Ltd. (China)	25,000	208,161
Zumiez, Inc.*	2,700	132,273
		13,328,057
Technology Hardware, Storage & Peripherals 2.9%
Apple, Inc.	188,304	25,790,116
Asustek Computer, Inc. (Taiwan)*	6,000	80,202
Canon, Inc. (Japan)	7,700	173,953
Hewlett Packard Enterprise Co.	72,600	1,058,508

PGIM Balanced Fund
Schedule of Investments as of June 30, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Technology Hardware, Storage & Peripherals (cont’d.)
HP, Inc.	57,600	$1,738,944
Lenovo Group Ltd. (China)	150,000	172,138
Lite-On Technology Corp. (Taiwan)	25,000	51,713
Logitech International SA (Switzerland)	7,660	928,281
MCJ Co. Ltd. (Japan)	61,800	690,258
Samsung Electronics Co. Ltd. (South Korea)	13,306	954,345
Super Micro Computer, Inc.*	3,800	133,684
Wacom Co. Ltd. (Japan)	23,600	150,027
Xiaomi Corp. (China) (Class B Stock), 144A*	72,000	250,667
		32,172,836
Textiles, Apparel & Luxury Goods 0.6%
Columbia Sportswear Co.	2,400	236,064
Crocs, Inc.*	13,600	1,584,672
Deckers Outdoor Corp.*	2,600	998,582
Hermes International (France)	290	423,416
Kontoor Brands, Inc.	600	33,846
Li Ning Co. Ltd. (China)	11,500	140,822
LVMH Moet Hennessy Louis Vuitton SE (France)	619	486,128
Pandora A/S (Denmark)	525	70,583
Rajesh Exports Ltd. (India)	24,908	190,151
Tapestry, Inc.*	46,500	2,021,820
		6,186,084
Thrifts & Mortgage Finance 0.0%
HomeStreet, Inc.	1,400	57,036
Meta Financial Group, Inc.	700	35,441
Premier Financial Corp.	8,800	250,008
Provident Financial Services, Inc.	3,300	75,537
Waterstone Financial, Inc.	1,100	21,626
		439,648
Tobacco 0.6%
Altria Group, Inc.	68,160	3,249,869
British American Tobacco PLC (United Kingdom)	30,423	1,181,948
Imperial Brands PLC (United Kingdom)	30,089	648,717
Japan Tobacco, Inc. (Japan)	41,973	792,073
KT&G Corp. (South Korea)	1,736	130,130
Scandinavian Tobacco Group A/S (Denmark), 144A	40,506	828,672
Swedish Match AB (Sweden)	6,531	55,742
		6,887,151

PGIM Balanced Fund
Schedule of Investments as of June 30, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Trading Companies & Distributors 0.5%
Applied Industrial Technologies, Inc.	3,580	$325,995
Ashtead Group PLC (United Kingdom)	2,200	163,599
Boise Cascade Co.	8,460	493,641
Brenntag SE (Germany)	4,657	434,202
Ferguson PLC	7,580	1,055,252
GMS, Inc.*	5,340	257,067
ITOCHU Corp. (Japan)	31,100	888,249
Marubeni Corp. (Japan)	46,200	402,978
Mitsui & Co. Ltd. (Japan)	42,600	961,342
Toyota Tsusho Corp. (Japan)	2,400	113,819
Veritiv Corp.*	1,300	79,846
		5,175,990
Water Utilities 0.0%
American States Water Co.	2,680	213,221
Artesian Resources Corp. (Class A Stock)	1,005	36,954
China Water Affairs Group Ltd. (China)	236,000	182,325
		432,500
Wireless Telecommunication Services 0.2%
Gogo, Inc.*	12,500	142,250
Shenandoah Telecommunications Co.	3,300	160,083
SK Telecom Co. Ltd. (South Korea)	2,418	687,562
SoftBank Corp. (Japan)	14,600	190,969
United States Cellular Corp.*	1,500	54,465
Vodafone Group PLC (United Kingdom)	359,284	606,163
		1,841,492

Total Common Stocks (cost $512,909,644)		706,550,180
Exchange-Traded Fund 0.1%
iShares MSCI EAFE ETF (cost $1,026,419)	17,818	1,405,484
Preferred Stocks 0.1%
Automobiles 0.0%
Volkswagen AG (Germany) (PRFC)	273	68,605

PGIM Balanced Fund
Schedule of Investments as of June 30, 2021 (unaudited) (continued)
Description	Shares	Value
Preferred Stocks (Continued)
Banks 0.0%
Citigroup Capital XIII, 6.556%(c), 3 Month LIBOR + 6.370%, Maturing 10/30/40	3,000	$83,700
Capital Markets 0.0%
State Street Corp., 5.350%(c), 3 Month LIBOR + 3.709%, Series G, Maturing 03/15/26(oo)	5,000	150,450
Electric Utilities 0.1%
Cia Energetica de Minas Gerais (Brazil) (PRFC)	85,000	207,467
Cia Paranaense de Energia (Brazil) (PRFC B)	330,000	391,451
		598,918
Oil, Gas & Consumable Fuels 0.0%
Petroleo Brasileiro SA (Brazil) (PRFC)	47,700	282,241
Technology Hardware, Storage & Peripherals 0.0%
Samsung Electronics Co. Ltd. (South Korea) (PRFC)	4,320	283,229

Total Preferred Stocks (cost $1,230,185)		1,467,143

	Interest Rate	Maturity Date	Principal Amount (000)#
Asset-Backed Securities 3.5%
Automobiles 0.9%
AmeriCredit Automobile Receivables Trust,
Series 2019-01, Class B	3.130%	02/18/25	100	102,138
Series 2019-01, Class C	3.360	02/18/25	200	207,784
Series 2019-02, Class C	2.740	04/18/25	300	310,589
Series 2019-03, Class C	2.320	07/18/25	800	824,524
Series 2020-01, Class B	1.480	01/21/25	500	508,321
Series 2020-02, Class D	2.130	03/18/26	100	102,544
Avis Budget Rental Car Funding AESOP LLC,
Series 2018-02A, Class A, 144A	4.000	03/20/25	300	324,036
Series 2020-01A, Class A, 144A	2.330	08/20/26	500	521,069
Series 2020-02A, Class A, 144A	2.020	02/20/27	200	205,944
Exeter Automobile Receivables Trust,
Series 2020-03A, Class C	1.320	07/15/25	100	101,009
Series 2020-03A, Class D	1.730	07/15/26	100	101,694

PGIM Balanced Fund
Schedule of Investments as of June 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Automobiles (cont’d.)

Ford Auto Securitization Trust (Canada), Series 2019-BA, Class A2, 144A	2.321%	10/15/23	CAD	347	$282,255
Ford Credit Auto Owner Trust, Series 2021-01, Class C, 144A	1.910	10/17/33		180	180,604
GM Financial Consumer Automobile Receivables Trust, Series 2018-04, Class C	3.620	06/17/24		100	103,767
Hertz Vehicle Financing III LP,
Series 2021-02A, Class A, 144A	1.680	12/27/27		700	699,066
Series 2021-02A, Class B, 144A	2.120	12/27/27		100	99,836

JPMorgan Chase Bank, NA, Series 2020-02, Class D, 144A	1.487	02/25/28		572	574,272
OneMain Direct Auto Receivables Trust, Series 2019-01A, Class A, 144A	3.630	09/14/27		1,280	1,379,614
Santander Drive Auto Receivables Trust,
Series 2020-02, Class D	2.220	09/15/26		100	102,355
Series 2020-03, Class D	1.640	11/16/26		400	405,114
Series 2020-04, Class D	1.480	01/15/27		300	303,710
Series 2021-01, Class D	1.130	11/16/26		800	801,214
World Omni Select Auto Trust,
Series 2018-01A, Class C, 144A	3.860	01/15/25		401	404,067
Series 2019-A, Class B	2.170	12/15/25		700	713,940
Series 2019-A, Class C	2.380	12/15/25		200	205,490
					9,564,956
Collateralized Loan Obligations 1.5%
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2019-11A, Class A, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 1.390%)	1.612(c)	07/22/32		1,000	1,000,145
Battalion CLO Ltd., Series 2018-12A, Class A1, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)	1.226(c)	05/17/31		1,000	999,003
Carlyle CLO Ltd. (Cayman Islands), Series C17A, Class A1AR, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)	1.235(c)	04/30/31		1,000	998,749
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2015-05A, Class A1R, 144A, 3 Month LIBOR + 1.320% (Cap N/A, Floor 1.320%)	1.508(c)	01/20/32		750	750,089

PGIM Balanced Fund
Schedule of Investments as of June 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Carlyle US CLO Ltd. (Cayman Islands), Series 2017-01A, Class A1B, 144A, 3 Month LIBOR + 1.230% (Cap N/A, Floor 0.000%)	1.418%(c)	04/20/31		249	$248,572
CVC Cordatus Loan Fund (Ireland),
Series 14A, Class A1R, 144A, 3 Month EURIBOR + 0.850% (Cap N/A, Floor 0.850%)	0.850(c)	05/24/32	EUR	1,500	1,776,545
Series 14A, Class A2R, 144A	1.250	05/24/32	EUR	1,500	1,777,239

HPS Loan Management Ltd. (Cayman Islands), Series 15A-19, Class A1, 144A, 3 Month LIBOR + 1.320% (Cap N/A, Floor 1.320%)	1.504(c)	07/22/32		750	750,132
ICG US CLO Ltd. (Cayman Islands), Series 2019-01A, Class A1A, 144A, 3 Month LIBOR + 1.380% (Cap N/A, Floor 1.380%)	1.556(c)	10/26/32		1,000	1,001,946
LCM LP (Cayman Islands), Series 13A, Class ARR, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 0.000%)	1.330(c)	07/19/27		1,750	1,750,068
OZLM Ltd. (Cayman Islands),
Series 2018-20A, Class A1, 144A, 3 Month LIBOR + 1.050% (Cap N/A, Floor 0.000%)	1.238(c)	04/20/31		1,500	1,497,509
Series 2019-24A, Class A1A, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 0.000%)	1.578(c)	07/20/32		1,000	1,000,162

TIAA CLO Ltd. (Cayman Islands), Series 2016-01A, Class AR, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 0.000%)	1.388(c)	07/20/31		250	250,018
Wellfleet CLO Ltd. (Cayman Islands), Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)	1.388(c)	10/20/31		500	500,005
York CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)	1.534(c)	07/22/32		1,000	1,000,400
Series 2020-01A, Class A1, 144A, 3 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)	1.688(c)	04/20/32		1,250	1,251,669
					16,552,251
Consumer Loans 0.4%
Fairstone Financial Issuance Trust (Canada), Series 2020-01A, Class A, 144A	2.509	10/20/39	CAD	200	162,364
Lending Funding Trust, Series 2020-02A, Class A, 144A	2.320	04/21/31		100	102,634
Lendmark Funding Trust,
Series 2018-02A, Class A, 144A	4.230	04/20/27		100	101,072

PGIM Balanced Fund
Schedule of Investments as of June 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Consumer Loans (cont’d.)
Lendmark Funding Trust, (cont’d.)
Series 2019-02A, Class A, 144A	2.780%	04/20/28		900	$924,563
Series 2021-01A, Class A, 144A	1.900	11/20/31		700	706,276

Mariner Finance Issuance Trust, Series 2020-AA, Class A, 144A	2.190	08/21/34		200	203,424
OneMain Financial Issuance Trust,
Series 2018-01A, Class A, 144A	3.300	03/14/29		135	135,461
Series 2020-01A, Class A, 144A	3.840	05/14/32		300	312,976
Series 2020-02A, Class A, 144A	1.750	09/14/35		400	406,709

Oportun Funding LLC, Series 2020-01, Class A, 144A	2.200	05/15/24		129	130,051
Oportun Funding X LLC, Series 2018-C, Class A, 144A	4.100	10/08/24		300	300,220
Oportun Funding XII LLC, Series 2018-D, Class A, 144A	4.150	12/09/24		200	200,998
Oportun Funding XIV LLC,
Series 2021-A, Class A, 144A	1.210	03/08/28		200	200,573
Series 2021-A, Class B, 144A	1.760	03/08/28		200	199,194

PNMAC GMSR Issuer Trust, Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)	2.942(c)	02/25/23		150	150,279
SoFi Consumer Loan Program Trust, Series 2020-01, Class A, 144A	2.020	01/25/29		305	307,906
Springleaf Funding Trust, Series 2017-AA, Class A, 144A	2.680	07/15/30		173	173,158
					4,717,858
Credit Cards 0.1%
Citibank Credit Card Issuance Trust, Series 2018-A07, Class A7	3.960	10/13/30		500	585,550
Newday Partnership Funding PLC (United Kingdom), Series 2020-01A, Class A3, 144A, 1 Month SONIA + 1.400% (Cap N/A, Floor 0.000%)	1.449(c)	11/15/28	GBP	465	651,886
					1,237,436
Equipment 0.1%
MMAF Equipment Finance LLC,
Series 2017-B, Class A5, 144A	2.720	06/15/40		400	417,307

PGIM Balanced Fund
Schedule of Investments as of June 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Equipment (cont’d.)
MMAF Equipment Finance LLC, (cont’d.)
Series 2018-A, Class A5, 144A	3.610%	03/10/42	100	$107,061
Series 2019-A, Class A5, 144A	3.080	11/12/41	400	423,940
				948,308
Home Equity Loan 0.0%
CDC Mortgage Capital Trust, Series 2002-HE03, Class M1, 1 Month LIBOR + 1.650% (Cap N/A, Floor 1.650%)	1.742(c)	03/25/33	6	5,869
Manufactured Housing 0.0%
Towd Point Mortgage Trust, Series 2019-MH01, Class A1, 144A	3.000(cc)	11/25/58	105	106,915
Other 0.1%
Loandepot GMSR Master Trust, Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)	2.875(c)	10/16/23	100	100,092
TH MSR Issuer Trust, Series 2019-FT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)	2.892(c)	06/25/24	1,400	1,384,447
				1,484,539
Residential Mortgage-Backed Securities 0.1%
Countrywide Asset-Backed Certificates, Series 2004-01, Class M1, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)	0.842(c)	03/25/34	39	38,720
Credit Suisse Mortgage Trust, Series 2020-11R, Class 1A1, 144A	2.263(cc)	04/25/38	549	552,417
Legacy Mortgage Asset Trust,
Series 2019-GS02, Class A1, 144A	3.750	01/25/59	127	127,679
Series 2019-GS04, Class A1, 144A	3.438	05/25/59	226	226,402
Mill City Mortgage Loan Trust,
Series 2017-03, Class A1, 144A	2.750(cc)	01/25/61	153	155,184
Series 2018-01, Class A1, 144A	3.250(cc)	05/25/62	92	94,797

PGIM Balanced Fund
Schedule of Investments as of June 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Residential Mortgage-Backed Securities (cont’d.)

Towd Point Mortgage Trust, Series 2017-05, Class A1, 144A, 1 Month LIBOR + 0.600% (Cap N/A, Floor 0.000%)	0.692%(c)	02/25/57	236	$236,356
				1,431,555
Student Loans 0.3%
Commonbond Student Loan Trust,
Series 2017-BGS, Class A1, 144A	2.680	09/25/42	161	164,616
Series 2018-AGS, Class A1, 144A	3.210	02/25/44	135	140,137
Series 2018-CGS, Class A1, 144A	3.870	02/25/46	62	63,496
Laurel Road Prime Student Loan Trust,
Series 2017-C, Class A2B, 144A	2.810	11/25/42	75	76,181
Series 2018-B, Class A2FX, 144A	3.540	05/26/43	153	155,827
Series 2019-A, Class A2FX, 144A	2.730	10/25/48	147	150,026
Navient Private Education Refi Loan Trust,
Series 2018-A, Class A2, 144A	3.190	02/18/42	270	273,764
Series 2018-CA, Class A2, 144A	3.520	06/16/42	151	153,894
Series 2019-CA, Class A2, 144A	3.130	02/15/68	247	252,168
SoFi Professional Loan Program LLC,
Series 2019-B, Class A2FX, 144A	3.090	08/17/48	322	330,078
Series 2019-C, Class A2FX, 144A	2.370	11/16/48	575	586,971
SoFi Professional Loan Program Trust,
Series 2018-B, Class A2FX, 144A	3.340	08/25/47	251	257,699
Series 2020-A, Class A2FX, 144A	2.540	05/15/46	600	619,911
				3,224,768

Total Asset-Backed Securities (cost $38,737,015)				39,274,455
Bank Loans 0.0%
Media 0.0%
Diamond Sports Group LLC, Term Loan, 1 Month LIBOR + 3.250%	3.360(c)	08/24/26	150	89,846
Oil & Gas 0.0%
Ascent Resources Utica Holdings LLC, Second Lien Term Loan, 3 Month LIBOR + 9.000%	10.000(c)	11/01/25	152	167,644

PGIM Balanced Fund
Schedule of Investments as of June 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Telecommunications 0.0%
Digicel International Finance Ltd. (Saint Lucia), First Lien Initial Term B Loan, 1 - 6 Month LIBOR + 3.250%	3.430%(c)	05/27/24	249	$238,449

Total Bank Loans (cost $495,108)				495,939
Commercial Mortgage-Backed Securities 5.6%
BANK,
Series 2017-BNK04, Class A3	3.362	05/15/50	1,000	1,095,711
Series 2020-BN26, Class A3	2.155	03/15/63	1,800	1,825,393

Barclays Commercial Mortgage Securities Trust, Series 2018-C02, Class A4	4.047	12/15/51	1,351	1,543,682
Benchmark Mortgage Trust,
Series 2019-B13, Class A3	2.701	08/15/57	1,800	1,892,872
Series 2020-B17, Class A4	2.042	03/15/53	650	654,784
BX Commercial Mortgage Trust,
Series 2019-XL, Class J, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 2.650%)	2.723(c)	10/15/36	1,358	1,359,189
Series 2020-BXLP, Class A, 144A, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.800%)	0.873(c)	12/15/36	1,068	1,068,875
CFK Trust,
Series 2020-MF02, Class B, 144A	2.792	03/15/39	1,200	1,227,301
Series 2020-MF02, Class C, 144A	2.995	03/15/39	1,500	1,502,671
Series 2020-MF02, Class D, 144A	3.349	03/15/39	900	894,946
Citigroup Commercial Mortgage Trust,
Series 2014-GC21, Class A4	3.575	05/10/47	172	179,844
Series 2015-GC29, Class A3	2.935	04/10/48	408	429,039
Series 2015-P01, Class A4	3.462	09/15/48	600	644,109
Series 2017-P08, Class A3	3.203	09/15/50	1,000	1,071,166
Series 2019-GC41, Class A4	2.620	08/10/56	3,600	3,790,192
Series 2020-GC46, Class A4	2.477	02/15/53	1,400	1,449,333
Commercial Mortgage Trust,
Series 2013-CR08, Class A4	3.334	06/10/46	57	58,822
Series 2014-CR15, Class A2	2.928	02/10/47	10	9,655
Series 2014-CR18, Class A4	3.550	07/15/47	340	357,931
Series 2014-UBS04, Class A4	3.420	08/10/47	700	737,192
Series 2015-LC21, Class A3	3.445	07/10/48	693	737,588
CSAIL Commercial Mortgage Trust,
Series 2015-C02, Class A3	3.231	06/15/57	761	812,687
Series 2017-C08, Class A3	3.127	06/15/50	800	845,290

PGIM Balanced Fund
Schedule of Investments as of June 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)

Deutsche Bank Commercial Mortgage Trust, Series 2016-C01, Class A3A	3.015%	05/10/49	713	$746,121
Fannie Mae-Aces,
Series 2015-M10, Class A2	3.092(cc)	04/25/27	454	498,093
Series 2019-M25, Class A1	2.142	11/25/29	1,838	1,939,042
FHLMC Multifamily Structured Pass-Through Certificates,
Series K020, Class X1, IO	1.470(cc)	05/25/22	2,450	20,995
Series K021, Class X1, IO	1.526(cc)	06/25/22	741	5,687
Series K025, Class X1, IO	0.913(cc)	10/25/22	1,273	11,290
Series K055, Class X1, IO	1.493(cc)	03/25/26	2,249	125,217
Series K075, Class AM	3.650(cc)	02/25/28	575	655,411
Series K076, Class AM	3.900	04/25/28	205	237,153
Series K077, Class AM	3.850(cc)	05/25/28	160	185,176
Series K079, Class AM	3.930	06/25/28	996	1,154,988
Series K080, Class AM	3.986(cc)	07/25/28	1,777	2,065,611
Series K083, Class AM	4.030(cc)	10/25/28	275	321,709
Series K157, Class A2	3.990(cc)	05/25/33	700	838,932
Series W5FX, Class AFX	3.336(cc)	04/25/28	200	222,742

GS Mortgage Securities Trust, Series 2015-GC28, Class A4	3.136	02/10/48	388	409,154
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2018-AON, Class E, 144A	4.767(cc)	07/05/31	800	827,325
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2013-LC11, Class A4	2.694	04/15/46	91	92,958
Series 2017-JP07, Class ASB	3.241	09/15/50	400	429,742
Series 2019-BKWD, Class A, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)	1.073(c)	09/15/29	700	700,896
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C08, Class A3	2.863	12/15/48	180	183,275
Series 2015-C23, Class A3	3.451	07/15/50	584	629,134
Series 2015-C25, Class A4	3.372	10/15/48	700	748,899
Morgan Stanley Capital I Trust,
Series 2016-UB11, Class A3	2.531	08/15/49	1,300	1,367,608
Series 2019-H06, Class A3	3.158	06/15/52	1,250	1,345,336
Series 2020-L04, Class A2	2.449	02/15/53	3,600	3,736,630
UBS Commercial Mortgage Trust,
Series 2017-C02, Class ASB	3.264	08/15/50	500	536,110
Series 2017-C05, Class A4	3.212	11/15/50	1,422	1,524,278
Series 2018-C08, Class A4	3.983	02/15/51	1,650	1,865,982
Series 2018-C09, Class A3	3.854	03/15/51	400	441,106
Series 2018-C14, Class A3	4.180	12/15/51	996	1,121,107

PGIM Balanced Fund
Schedule of Investments as of June 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C04, Class A4	2.792%	12/10/45	200	$201,883
Series 2013-C05, Class A3	2.920	03/10/46	90	91,945
Series 2013-C06, Class A3	2.971	04/10/46	194	199,302
Wells Fargo Commercial Mortgage Trust,
Series 2015-NXS02, Class A4	3.498	07/15/58	800	854,045
Series 2016-C33, Class A3	3.162	03/15/59	1,124	1,194,955
Series 2016-C34, Class A3	2.834	06/15/49	800	837,436
Series 2016-C35, Class A3	2.674	07/15/48	1,200	1,247,975
Series 2016-NXS06, Class A3	2.642	11/15/49	1,500	1,582,874
Series 2017-C38, Class A4	3.190	07/15/50	700	760,217
Series 2018-C46, Class A3	3.888	08/15/51	1,050	1,173,303
Series 2018-C48, Class A4	4.037	01/15/52	1,707	1,937,372
Series 2019-C52, Class A3	2.631	08/15/52	2,500	2,621,672

Total Commercial Mortgage-Backed Securities (cost $58,978,414)				61,878,958
Corporate Bonds 14.9%
Aerospace & Defense 0.4%
Boeing Co. (The),
Sr. Unsec’d. Notes	2.196	02/04/26	1,860	1,877,577
Sr. Unsec’d. Notes	3.750	02/01/50	515	531,250

Embraer Netherlands Finance BV (Brazil), Gtd. Notes	5.050	06/15/25	99	104,669
Embraer Overseas Ltd. (Brazil), Gtd. Notes, 144A	5.696	09/16/23	210	224,416
Raytheon Technologies Corp., Sr. Unsec’d. Notes	4.125	11/16/28	235	270,667
Teledyne Technologies, Inc., Gtd. Notes	2.750	04/01/31	1,530	1,572,913
				4,581,492
Agriculture 0.2%
Altria Group, Inc., Gtd. Notes	3.400	02/04/41	620	590,371
BAT Capital Corp. (United Kingdom), Gtd. Notes	3.222	08/15/24	810	860,434
Vector Group Ltd., Sr. Sec’d. Notes, 144A	5.750	02/01/29	400	408,017
				1,858,822

PGIM Balanced Fund
Schedule of Investments as of June 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Airlines 0.1%
American Airlines 2016-1 Class AA Pass-Through Trust, Pass-Through Certificates	3.575%	07/15/29	165	$168,006
Continental Airlines 2012-2 Class A Pass-Through Trust, Pass-Through Certificates	4.000	04/29/26	72	76,054
Southwest Airlines Co.,
Sr. Unsec’d. Notes	5.125	06/15/27	260	306,167
Sr. Unsec’d. Notes	5.250	05/04/25	300	342,689

United Airlines 2014-1 Class A Pass-Through Trust, Pass-Through Certificates	4.000	10/11/27	60	63,528
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.375	04/15/26	260	269,161
Sr. Sec’d. Notes, 144A	4.625	04/15/29	60	62,148
				1,287,753
Auto Manufacturers 0.4%
Ford Motor Co.,
Sr. Unsec’d. Notes	4.750	01/15/43	350	372,750
Sr. Unsec’d. Notes	5.291	12/08/46	135	150,780
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	2.900	02/16/28	425	424,076
Sr. Unsec’d. Notes	3.350	11/01/22	770	788,816
Sr. Unsec’d. Notes	5.875	08/02/21	200	200,739
General Motors Co.,
Sr. Unsec’d. Notes	4.875	10/02/23	155	168,719
Sr. Unsec’d. Notes	5.000	04/01/35	1,085	1,310,045
Sr. Unsec’d. Notes	6.250	10/02/43	95	131,129
Sr. Unsec’d. Notes	6.600	04/01/36	80	109,449

General Motors Financial Co., Inc., Gtd. Notes	3.950	04/13/24	616	663,677
Volkswagen Group of America Finance LLC (Germany), Gtd. Notes, 144A	4.000	11/12/21	245	248,219
				4,568,399

PGIM Balanced Fund
Schedule of Investments as of June 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Auto Parts & Equipment 0.1%
Dana, Inc., Sr. Unsec’d. Notes	5.375%	11/15/27	250	$265,957
Magna International, Inc. (Canada), Sr. Unsec’d. Notes	2.450	06/15/30	350	358,446
				624,403
Banks 3.6%
Banco Santander SA (Spain), Sr. Unsec’d. Notes	3.848	04/12/23	200	211,417
Bank of America Corp.,
Jr. Sub. Notes, Series JJ	5.125(ff)	06/20/24(oo)	350	373,275
Jr. Sub. Notes, Series MM	4.300(ff)	01/28/25(oo)	235	242,771
Sr. Unsec’d. Notes	3.004(ff)	12/20/23	191	197,969
Sr. Unsec’d. Notes, GMTN	3.300	01/11/23	390	406,999
Sr. Unsec’d. Notes, GMTN	3.593(ff)	07/21/28	160	175,997
Sr. Unsec’d. Notes, MTN	3.194(ff)	07/23/30	215	231,462
Sr. Unsec’d. Notes, MTN	3.550(ff)	03/05/24	85	89,296
Sr. Unsec’d. Notes, MTN	3.824(ff)	01/20/28	1,835	2,037,996
Sr. Unsec’d. Notes, MTN	3.974(ff)	02/07/30	115	130,396
Sr. Unsec’d. Notes, MTN	4.271(ff)	07/23/29	350	402,234
Sr. Unsec’d. Notes, Series N	2.651(ff)	03/11/32	2,290	2,350,858
Sub. Notes, MTN	4.450	03/03/26	365	414,024

Bank of Montreal (Canada), Sr. Unsec’d. Notes, MTN	2.500	06/28/24	660	696,612
Bank of New York Mellon Corp. (The),
Sr. Unsec’d. Notes, MTN	2.200	08/16/23	782	810,149
Sr. Unsec’d. Notes, MTN	2.950	01/29/23	170	176,743
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes	2.645(ff)	06/24/31	1,075	1,088,027
Sr. Unsec’d. Notes	4.375	01/12/26	200	224,085
Sr. Unsec’d. Notes, MTN	4.972(ff)	05/16/29	400	468,706
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A	1.904(ff)	09/30/28	750	743,743
Sr. Unsec’d. Notes, 144A, MTN	2.950	05/23/22	275	281,333

BPCE SA (France), Sr. Unsec’d. Notes, 144A	2.277(ff)	01/20/32	250	245,148
Citigroup, Inc.,
Jr. Sub. Notes, Series U	5.000(ff)	09/12/24(oo)	100	104,814
Jr. Sub. Notes, Series V	4.700(ff)	01/30/25(oo)	1,290	1,330,039
Sr. Unsec’d. Notes	2.561(ff)	05/01/32	185	188,470
Sr. Unsec’d. Notes	2.572(ff)	06/03/31	880	904,364

PGIM Balanced Fund
Schedule of Investments as of June 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Citigroup, Inc., (cont’d.)
Sr. Unsec’d. Notes	3.668%(ff)	07/24/28	290	$320,296
Sr. Unsec’d. Notes	3.700	01/12/26	200	221,035
Sr. Unsec’d. Notes	3.887(ff)	01/10/28	1,500	1,669,081
Sub. Notes	4.400	06/10/25	767	856,841
Sub. Notes	4.450	09/29/27	195	222,709
Sub. Notes	4.750	05/18/46	55	69,965

Credit Suisse Group AG (Switzerland), Sr. Unsec’d. Notes, 144A	3.091(ff)	05/14/32	495	510,030
Deutsche Bank AG (Germany), Sr. Unsec’d. Notes	2.222(ff)	09/18/24	245	251,576
Discover Bank, Sr. Unsec’d. Notes	4.250	03/13/26	315	353,838
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes	2.615(ff)	04/22/32	1,405	1,436,894
Sr. Unsec’d. Notes	3.750	02/25/26	50	55,314
Sr. Unsec’d. Notes	3.814(ff)	04/23/29	190	212,464
Sr. Unsec’d. Notes	3.850	01/26/27	410	452,164
Sr. Unsec’d. Notes	4.223(ff)	05/01/29	95	108,459
Sr. Unsec’d. Notes	5.750	01/24/22	250	257,730
Sub. Notes	6.750	10/01/37	275	400,466
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series FF	5.000(ff)	08/01/24(oo)	345	364,436
Jr. Sub. Notes, Series HH	4.600(ff)	02/01/25(oo)	1,290	1,335,654
Jr. Sub. Notes, Series I, 3 Month LIBOR + 3.470%	3.656(c)	07/30/21(oo)	146	146,315
Sr. Unsec’d. Notes	2.580(ff)	04/22/32	375	385,271
Sr. Unsec’d. Notes	2.950	10/01/26	210	226,267
Sr. Unsec’d. Notes	3.200	06/15/26	1,066	1,160,832
Sr. Unsec’d. Notes	3.509(ff)	01/23/29	265	291,965
Sr. Unsec’d. Notes	3.702(ff)	05/06/30	145	162,168
Sr. Unsec’d. Notes	3.782(ff)	02/01/28	1,591	1,765,640
Sr. Unsec’d. Notes	4.005(ff)	04/23/29	796	901,605
Sr. Unsec’d. Notes	4.452(ff)	12/05/29	250	292,218
Sub. Notes	3.875	09/10/24	90	98,116

Lloyds Banking Group PLC (United Kingdom), Sr. Unsec’d. Notes	3.750	01/11/27	300	331,082
Morgan Stanley,
Jr. Sub. Notes, Series H, 3 Month LIBOR + 3.610%	3.794(c)	10/15/21(oo)	125	125,510
Sr. Unsec’d. Notes	3.217(ff)	04/22/42	150	158,719
Sr. Unsec’d. Notes, GMTN	3.750	02/25/23	45	47,426
Sr. Unsec’d. Notes, GMTN	3.772(ff)	01/24/29	1,173	1,317,233

PGIM Balanced Fund
Schedule of Investments as of June 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Morgan Stanley, (cont’d.)
Sr. Unsec’d. Notes, GMTN	3.875%	01/27/26	370	$413,566
Sr. Unsec’d. Notes, GMTN	4.431(ff)	01/23/30	240	281,441
Sr. Unsec’d. Notes, MTN	3.591(ff)	07/22/28	1,536	1,701,880

Societe Generale SA (France), Sr. Unsec’d. Notes, 144A	1.488(ff)	12/14/26	1,000	991,465
State Bank of India (India), Sr. Unsec’d. Notes, 144A	4.375	01/24/24	310	333,220
State Street Corp.,
Jr. Sub. Notes, Series F, 3 Month LIBOR + 3.597%	3.716(c)	09/15/21(oo)	63	63,179
Sub. Notes	2.200	03/03/31	960	967,982

UniCredit SpA (Italy), Sr. Unsec’d. Notes, 144A	3.127(ff)	06/03/32	405	407,068
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN	2.393(ff)	06/02/28	2,500	2,592,301
Sr. Unsec’d. Notes, MTN	2.572(ff)	02/11/31	1,025	1,061,052
				39,849,400
Beverages 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	4.700	02/01/36	150	183,971
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	4.000	01/17/43	120	134,561
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	5.550	01/23/49	825	1,134,342
				1,452,874
Building Materials 0.2%
Griffon Corp., Gtd. Notes	5.750	03/01/28	800	849,344
Johnson Controls International PLC, Sr. Unsec’d. Notes	6.000	01/15/36	450	630,235
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A	4.375	07/15/30	300	309,284
				1,788,863

PGIM Balanced Fund
Schedule of Investments as of June 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Chemicals 0.1%
CF Industries, Inc., Gtd. Notes	5.375%	03/15/44		150	$185,630
Dow Chemical Co. (The), Sr. Unsec’d. Notes	9.400	05/15/39		67	117,978
Sasol Financing USA LLC (South Africa),
Gtd. Notes	4.375	09/18/26		200	206,905
Gtd. Notes	5.875	03/27/24		200	213,815
Gtd. Notes	6.500	09/27/28		200	225,185
					949,513
Commercial Services 0.5%
Adtalem Global Education, Inc., Sr. Sec’d. Notes, 144A	5.500	03/01/28		300	305,247
Allied Universal Holdco LLC/Allied Universal Finance Corp., Sr. Sec’d. Notes, 144A	6.625	07/15/26		500	530,158
ERAC USA Finance LLC,
Gtd. Notes, 144A	2.700	11/01/23		1,166	1,218,608
Gtd. Notes, 144A	7.000	10/15/37		20	29,864

Johns Hopkins University, Sr. Unsec’d. Notes, Series A	2.813	01/01/60		100	99,541
Loxam SAS (France), Sr. Sub. Notes	5.750	07/15/27	EUR	603	744,605
Nexi SpA (Italy), Sr. Unsec’d. Notes	2.125	04/30/29	EUR	930	1,093,020
President & Fellows of Harvard College, Unsec’d. Notes	3.300	07/15/56		270	312,194
Trustees of Boston College, Unsec’d. Notes	3.129	07/01/52		279	295,139
Trustees of the University of Pennsylvania (The), Sr. Unsec’d. Notes	3.610	02/15/2119		55	62,526
United Rentals North America, Inc.,
Gtd. Notes	3.875	02/15/31		75	76,355
Gtd. Notes	5.500	05/15/27		250	264,824

Yale University, Unsec’d. Notes, Series 2020	1.482	04/15/30		595	587,504
					5,619,585

PGIM Balanced Fund
Schedule of Investments as of June 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Computers 0.1%
Banff Merger Sub, Inc., Sr. Unsec’d. Notes, 144A	9.750%	09/01/26	175	$184,477
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., Sr. Unsec’d. Notes, 144A	6.750	06/01/25	350	355,908
				540,385
Diversified Financial Services 0.1%
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A	5.500	08/15/28	120	120,951
Gtd. Notes, 144A	6.000	01/15/27	400	415,037

PennyMac Financial Services, Inc., Gtd. Notes, 144A	4.250	02/15/29	325	313,146
Power Finance Corp. Ltd. (India), Sr. Unsec’d. Notes, 144A, MTN	6.150	12/06/28	200	237,279
				1,086,413
Electric 1.1%
Baltimore Gas & Electric Co., Sr. Unsec’d. Notes	6.350	10/01/36	115	165,535
Berkshire Hathaway Energy Co., Sr. Unsec’d. Notes	5.950	05/15/37	120	165,339
Calpine Corp.,
Sr. Sec’d. Notes, 144A	4.500	02/15/28	200	203,955
Sr. Unsec’d. Notes, 144A	4.625	02/01/29	150	148,195
Sr. Unsec’d. Notes, 144A	5.000	02/01/31	225	223,786
CenterPoint Energy Houston Electric LLC,
General Ref. Mortgage, Series K2	6.950	03/15/33	120	170,001
General Ref. Mortgage, Series Z	2.400	09/01/26	170	178,877

Commonwealth Edison Co., First Mortgage, Series 123	3.750	08/15/47	754	872,384
Dominion Energy, Inc., Jr. Sub. Notes	3.071	08/15/24	800	848,682
DTE Electric Co., General Ref. Mortgage	3.750	08/15/47	622	718,773
Duke Energy Carolinas LLC, First Mortgage	6.050	04/15/38	55	78,155
Duke Energy Corp., Sr. Unsec’d. Notes	2.650	09/01/26	210	222,127

PGIM Balanced Fund
Schedule of Investments as of June 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)

El Paso Electric Co., Sr. Unsec’d. Notes	6.000%	05/15/35	135	$180,197
Emera US Finance LP (Canada), Gtd. Notes	3.550	06/15/26	685	749,106
Enel Finance International NV (Italy),
Gtd. Notes, 144A	2.875	05/25/22	500	511,066
Gtd. Notes, 144A	4.625	09/14/25	265	300,851

Engie Energia Chile SA (Chile), Sr. Unsec’d. Notes, 144A	3.400	01/28/30	200	205,225
Eversource Energy, Sr. Unsec’d. Notes, Series O	4.250	04/01/29	315	367,279
Florida Power & Light Co., First Mortgage	5.950	10/01/33	60	82,528
Iberdrola International BV (Spain), Gtd. Notes	6.750	09/15/33	30	40,728
Interstate Power & Light Co., Sr. Unsec’d. Notes	2.300	06/01/30	315	319,191
Israel Electric Corp. Ltd. (Israel), Sr. Sec’d. Notes, 144A, GMTN	4.250	08/14/28	235	263,388
Monongahela Power Co., First Mortgage, 144A	4.100	04/15/24	280	301,722
NRG Energy, Inc.,
Gtd. Notes	5.750	01/15/28	50	53,324
Gtd. Notes, 144A	3.375	02/15/29	50	48,972
Gtd. Notes, 144A	3.625	02/15/31	100	98,207
Gtd. Notes, 144A	5.250	06/15/29	400	425,911
Ohio Power Co.,
Sr. Unsec’d. Notes	4.000	06/01/49	160	189,371
Sr. Unsec’d. Notes	4.150	04/01/48	175	210,269

Pacific Gas & Electric Co., First Mortgage	3.950	12/01/47	260	241,557
Public Service Co. of Colorado, First Mortgage	4.300	03/15/44	35	42,729
Public Service Electric & Gas Co., Sr. Sec’d. Notes, MTN	5.800	05/01/37	125	173,116
San Diego Gas & Electric Co., First Mortgage	4.150	05/15/48	230	278,619
Southwestern Public Service Co., First Mortgage	3.700	08/15/47	250	281,626
Virginia Electric & Power Co., Sr. Unsec’d. Notes, Series A	2.875	07/15/29	1,135	1,222,859

PGIM Balanced Fund
Schedule of Investments as of June 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Electric (cont’d.)
Vistra Operations Co. LLC,
Gtd. Notes, 144A	5.625%	02/15/27		600	$623,507
Sr. Sec’d. Notes, 144A	3.550	07/15/24		645	681,825

Xcel Energy, Inc., Sr. Unsec’d. Notes	4.800	09/15/41		105	129,015
					12,017,997
Electronics 0.1%
Trimble, Inc., Sr. Unsec’d. Notes	4.750	12/01/24		1,200	1,334,505
Engineering & Construction 0.1%
Cellnex Finance Co. SA (Spain), Gtd. Notes, EMTN	2.000	02/15/33	EUR	300	352,499
Cellnex Telecom SA (Spain), Sr. Unsec’d. Notes, EMTN	1.750	10/23/30	EUR	300	354,169
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes	5.500	07/31/47		200	201,900
Sr. Sec’d. Notes, 144A	4.250	10/31/26		200	216,863
Sr. Sec’d. Notes, 144A	5.500	07/31/47		200	201,900
					1,327,331
Entertainment 0.1%
AMC Entertainment Holdings, Inc., Sec’d. Notes, 144A, Cash coupon 10.000% / PIK 12.000% or Cash coupon 5.000% and PIK 6.000%	12.000	06/15/26		190	194,337
Caesars Resort Collection LLC/CRC Finco, Inc., Gtd. Notes, 144A	5.250	10/15/25		300	303,860
International Game Technology PLC, Sr. Sec’d. Notes, 144A	6.500	02/15/25		650	727,269
Scientific Games International, Inc., Gtd. Notes, 144A	8.625	07/01/25		350	383,050
					1,608,516

PGIM Balanced Fund
Schedule of Investments as of June 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Environmental Control 0.0%
Madison IAQ LLC,
Sr. Sec’d. Notes, 144A	4.125%	06/30/28		125	$126,229
Sr. Unsec’d. Notes, 144A	5.875	06/30/29		100	101,756
					227,985
Foods 0.3%
B&G Foods, Inc., Gtd. Notes	5.250	09/15/27		325	338,627
Bellis Acquisition Co. PLC (United Kingdom), Sr. Sec’d. Notes, 144A	3.250	02/16/26	GBP	700	970,430
Bellis Finco PLC (United Kingdom), Sr. Unsec’d. Notes, 144A	4.000	02/16/27	GBP	500	692,667
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., Sr. Unsec’d. Notes, 144A	5.500	01/15/30		500	555,241
Kraft Heinz Foods Co., Gtd. Notes	4.875	10/01/49		450	545,353
					3,102,318
Gas 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Unsec’d. Notes	5.750	05/20/27		825	921,984
CenterPoint Energy Resources Corp., Sr. Unsec’d. Notes	4.100	09/01/47		200	231,402
NiSource, Inc.,
Sr. Unsec’d. Notes	3.490	05/15/27		548	602,876
Sr. Unsec’d. Notes	4.800	02/15/44		40	49,601

Piedmont Natural Gas Co., Inc., Sr. Unsec’d. Notes	3.500	06/01/29		740	814,842
					2,620,705
Healthcare-Products 0.1%
Abbott Laboratories, Sr. Unsec’d. Notes	4.900	11/30/46		130	177,412
DH Europe Finance II Sarl, Gtd. Notes	1.350	09/18/39	EUR	385	464,772
Medtronic Global Holdings SCA, Gtd. Notes	2.250	03/07/39	EUR	100	139,013
					781,197

PGIM Balanced Fund
Schedule of Investments as of June 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Healthcare-Services 0.7%
Allina Health System, Unsec’d. Notes, Series 2019	3.887%	04/15/49		115	$133,018
Anthem, Inc.,
Sr. Unsec’d. Notes	4.625	05/15/42		45	55,999
Sr. Unsec’d. Notes	4.650	01/15/43		30	37,443

Ascension Health, Sr. Unsec’d. Notes	3.945	11/15/46		795	970,108
Catalent Pharma Solutions, Inc., Gtd. Notes, 144A	2.375	03/01/28	EUR	800	952,383
Duke University Health System, Inc., Sr. Unsec’d. Notes, Series 2017	3.920	06/01/47		95	114,003
HCA, Inc.,
Gtd. Notes	3.500	09/01/30		100	106,469
Gtd. Notes	5.375	02/01/25		130	146,632
Gtd. Notes, MTN	7.750	07/15/36		400	543,906
Sr. Sec’d. Notes	3.500	07/15/51		550	550,151

Health Care Service Corp. A Mutual Legal Reserve Co., Sr. Unsec’d. Notes, 144A	3.200	06/01/50		160	165,502
IHC Health Services, Inc., Sec’d. Notes	4.131	05/15/48		480	597,246
Kaiser Foundation Hospitals,
Gtd. Notes	4.150	05/01/47		140	174,380
Unsec’d. Notes, Series 2021	2.810	06/01/41		495	505,749

MEDNAX, Inc., Gtd. Notes, 144A	6.250	01/15/27		400	423,614
MidMichigan Health, Sec’d. Notes, Series 2020	3.409	06/01/50		155	166,456
MultiCare Health System, Unsec’d. Notes	2.803	08/15/50		280	276,277
Providence St. Joseph Health Obligated Group,
Unsec’d. Notes, Series 19A	2.532	10/01/29		190	199,166
Unsec’d. Notes, Series H	2.746	10/01/26		50	53,347
Tenet Healthcare Corp.,
Gtd. Notes, 144A	6.125	10/01/28		250	266,015
Sr. Sec’d. Notes	4.625	07/15/24		478	485,004

UnitedHealth Group, Inc., Sr. Unsec’d. Notes	3.500	02/15/24		355	382,342
					7,305,210

PGIM Balanced Fund
Schedule of Investments as of June 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Home Builders 0.2%
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada), Gtd. Notes, 144A	4.875%	02/15/30	600	$595,395
Mattamy Group Corp. (Canada), Sr. Unsec’d. Notes, 144A	4.625	03/01/30	675	690,799
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.750	01/15/28	500	564,336
Gtd. Notes, 144A	5.875	06/15/27	90	102,012
Sr. Unsec’d. Notes, 144A	5.125	08/01/30	80	86,688
				2,039,230
Insurance 0.2%
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A	3.950	05/15/60	115	126,309
Gtd. Notes, 144A	3.951	10/15/50	180	199,720
Gtd. Notes, 144A	4.569	02/01/29	350	409,097

Lincoln National Corp., Sr. Unsec’d. Notes	6.300	10/09/37	110	154,402
Markel Corp.,
Sr. Unsec’d. Notes	5.000	03/30/43	25	30,484
Sr. Unsec’d. Notes	5.000	04/05/46	325	417,670

New York Life Insurance Co., Sub. Notes, 144A	6.750	11/15/39	110	166,059
Principal Financial Group, Inc., Gtd. Notes	4.625	09/15/42	15	18,638
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A	4.270	05/15/47	240	286,719
Sub. Notes, 144A	6.850	12/16/39	22	33,242
				1,842,340
Lodging 0.1%
Hilton Domestic Operating Co., Inc., Gtd. Notes, 144A	3.625	02/15/32	375	370,414
Marriott International, Inc.,
Sr. Unsec’d. Notes	3.250	09/15/22	130	132,850
Sr. Unsec’d. Notes, Series R	3.125	06/15/26	561	597,098

PGIM Balanced Fund
Schedule of Investments as of June 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Lodging (cont’d.)

MGM Resorts International, Gtd. Notes	6.750%	05/01/25	350	$374,748
				1,475,110
Machinery-Diversified 0.1%
Westinghouse Air Brake Technologies Corp., Gtd. Notes	4.950	09/15/28	89	103,376
Xylem, Inc.,
Sr. Unsec’d. Notes	1.950	01/30/28	975	986,432
Sr. Unsec’d. Notes	4.875	10/01/21	160	161,724
				1,251,532
Media 0.5%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A	4.250	02/01/31	350	356,718
Sr. Unsec’d. Notes, 144A	5.375	06/01/29	900	983,471
Sr. Unsec’d. Notes, 144A	5.750	02/15/26	176	181,914
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	3.900	06/01/52	290	295,100
Sr. Sec’d. Notes	5.375	05/01/47	120	147,147
Sr. Sec’d. Notes	6.384	10/23/35	110	147,411
Sr. Sec’d. Notes	6.484	10/23/45	172	237,396

Comcast Corp., Gtd. Notes	3.969	11/01/47	19	22,165
Cox Communications, Inc., Sr. Unsec’d. Notes, 144A	3.150	08/15/24	255	272,194
CSC Holdings LLC,
Gtd. Notes, 144A	3.375	02/15/31	310	292,843
Sr. Unsec’d. Notes, 144A	4.625	12/01/30	300	294,255

Diamond Sports Group LLC/Diamond Sports Finance Co., Sr. Sec’d. Notes, 144A	5.375	08/15/26	550	356,367
Discovery Communications LLC, Gtd. Notes	5.300	05/15/49	575	725,097
DISH DBS Corp.,
Gtd. Notes	7.375	07/01/28	100	107,635
Gtd. Notes	7.750	07/01/26	125	141,498

Time Warner Cable LLC, Sr. Sec’d. Notes	5.500	09/01/41	140	174,083

PGIM Balanced Fund
Schedule of Investments as of June 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Media (cont’d.)
ViacomCBS, Inc.,
Sr. Unsec’d. Notes	4.375%	03/15/43	600	$692,635
Sr. Unsec’d. Notes	5.250	04/01/44	65	83,110

Videotron Ltd. (Canada), Gtd. Notes	5.000	07/15/22	150	156,020
				5,667,059
Mining 0.0%
Barrick North America Finance LLC (Canada), Gtd. Notes	5.750	05/01/43	280	394,179
Southern Copper Corp. (Peru), Sr. Unsec’d. Notes	7.500	07/27/35	95	137,849
				532,028
Miscellaneous Manufacturing 0.1%
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	7.125	06/15/26	375	392,614
Sr. Unsec’d. Notes, 144A	7.500	03/15/25	300	308,928
Sr. Unsec’d. Notes, 144A	7.875	04/15/27	150	155,496

Pentair Finance Sarl, Gtd. Notes	4.500	07/01/29	450	527,299
				1,384,337
Multi-National 0.0%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes	2.750	01/06/23	70	72,198
Sr. Unsec’d. Notes	3.250	02/11/22	65	66,056
				138,254
Oil & Gas 1.1%
Aethon United BR LP/Aethon United Finance Corp., Sr. Unsec’d. Notes, 144A	8.250	02/15/26	225	243,699
Antero Resources Corp., Gtd. Notes, 144A	8.375	07/15/26	100	113,719
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	9.000	11/01/27	79	109,126
Sr. Unsec’d. Notes, 144A	8.250	12/31/28	125	137,505

PGIM Balanced Fund
Schedule of Investments as of June 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)

BP Capital Markets America, Inc., Gtd. Notes	3.790%	02/06/24		518	$558,722
BP Capital Markets PLC (United Kingdom), Gtd. Notes	4.375(ff)	06/22/25(oo)		750	800,275
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes	4.400	04/15/29		650	736,317
Sr. Unsec’d. Notes	5.400	06/15/47		318	394,847
Chesapeake Energy Corp.,
Gtd. Notes, 144A	5.500	02/01/26		125	131,901
Gtd. Notes, 144A	5.875	02/01/29		125	135,178

ConocoPhillips, Gtd. Notes, 144A	3.750	10/01/27		2,000	2,246,456
ConocoPhillips Co., Sr. Unsec’d. Notes	6.950	04/15/29		150	203,925
Continental Resources, Inc., Gtd. Notes	4.500	04/15/23		151	157,483
Devon Energy Corp., Sr. Unsec’d. Notes	5.600	07/15/41		35	43,416
Energean Israel Finance Ltd. (Israel),
Sr. Sec’d. Notes, 144A	4.875	03/30/26		15	15,369
Sr. Sec’d. Notes, 144A	5.375	03/30/28		255	261,942

EOG Resources, Inc., Sr. Unsec’d. Notes	3.900	04/01/35		120	138,597
Helmerich & Payne, Inc., Sr. Unsec’d. Notes	4.650	03/15/25		240	267,148
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	5.750	02/01/29		50	52,125
Sr. Unsec’d. Notes, 144A	6.000	02/01/31		50	52,980

MEG Energy Corp. (Canada), Gtd. Notes, 144A	7.125	02/01/27		200	213,430
Occidental Petroleum Corp., Sr. Unsec’d. Notes	6.450	09/15/36		200	238,996
Ovintiv, Inc.,
Gtd. Notes	6.500	08/15/34		340	447,644
Gtd. Notes	6.625	08/15/37		50	66,783
Petrobras Global Finance BV (Brazil),
Gtd. Notes	5.600	01/03/31		68	76,140
Gtd. Notes	6.625	01/16/34	GBP	230	366,524
Gtd. Notes	6.900	03/19/49		159	190,078
Gtd. Notes	7.375	01/17/27		45	55,305
Petroleos Mexicanos (Mexico),
Gtd. Notes	6.350	02/12/48		136	115,723

PGIM Balanced Fund
Schedule of Investments as of June 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Petroleos Mexicanos (Mexico), (cont’d.)
Gtd. Notes	6.490%	01/23/27		73	$76,949
Gtd. Notes	6.500	03/13/27		1,650	1,739,980
Gtd. Notes, EMTN	4.875	02/21/28	EUR	240	289,112
Gtd. Notes, MTN	6.750	09/21/47		231	203,892
Gtd. Notes, MTN	6.875	08/04/26		10	10,923

Qatar Petroleum (Qatar), Sr. Unsec’d. Notes, 144A	3.125	07/12/41		210	209,225
Range Resources Corp., Gtd. Notes	9.250	02/01/26		625	689,279
Sinopec Group Overseas Development 2018 Ltd. (China), Gtd. Notes, 144A	3.680	08/08/49		345	371,114
					12,161,827
Oil & Gas Services 0.0%
Schlumberger Holdings Corp., Sr. Unsec’d. Notes, 144A	3.900	05/17/28		336	375,171
Packaging & Containers 0.1%
ARD Finance SA (Luxembourg), Sr. Sec’d. Notes, Cash coupon 5.000% or PIK 5.750%	5.000	06/30/27	EUR	1,250	1,521,046
WestRock RKT LLC, Gtd. Notes	4.900	03/01/22		95	97,744
					1,618,790
Pharmaceuticals 0.9%
AbbVie, Inc.,
Sr. Unsec’d. Notes	3.600	05/14/25		315	343,877
Sr. Unsec’d. Notes	4.250	11/21/49		1,285	1,540,699
Sr. Unsec’d. Notes	4.500	05/14/35		235	283,868
Sr. Unsec’d. Notes	4.550	03/15/35		430	521,143
Sr. Unsec’d. Notes	4.700	05/14/45		250	311,914
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000	02/15/29		50	46,611
Gtd. Notes, 144A	5.250	02/15/31		425	396,641
Gtd. Notes, 144A	7.000	01/15/28		475	490,437

Becton, Dickinson & Co., Sr. Unsec’d. Notes	3.734	12/15/24		65	70,799

PGIM Balanced Fund
Schedule of Investments as of June 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pharmaceuticals (cont’d.)
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes	4.125%	06/15/39	70	$84,631
Sr. Unsec’d. Notes	5.000	08/15/45	171	233,989
Cigna Corp.,
Gtd. Notes	4.500	02/25/26	967	1,101,001
Sr. Unsec’d. Notes	3.400	03/15/51	615	643,271
CVS Health Corp.,
Sr. Unsec’d. Notes	4.300	03/25/28	923	1,060,346
Sr. Unsec’d. Notes	4.780	03/25/38	90	110,703
Sr. Unsec’d. Notes	5.125	07/20/45	487	632,097
Sr. Unsec’d. Notes	5.300	12/05/43	45	59,507

Takeda Pharmaceutical Co. Ltd. (Japan), Sr. Unsec’d. Notes	3.025	07/09/40	250	252,643
Utah Acquisition Sub, Inc., Gtd. Notes	5.250	06/15/46	800	979,646
Viatris, Inc., Gtd. Notes, 144A	4.000	06/22/50	325	344,391
				9,508,214
Pipelines 0.8%
Eastern Gas Transmission & Storage, Inc., Sr. Unsec’d. Notes, 144A	4.600	12/15/44	10	11,690
Energy Transfer LP,
Jr. Sub. Notes, Series H	6.500(ff)	11/15/26(oo)	610	622,023
Sr. Unsec’d. Notes	4.950	06/15/28	210	243,521
Sr. Unsec’d. Notes	5.000	05/15/50	170	196,390
Sr. Unsec’d. Notes	5.300	04/15/47	500	583,522
Enterprise Products Operating LLC,
Gtd. Notes	3.200	02/15/52	275	272,474
Gtd. Notes	4.200	01/31/50	345	399,296
Gtd. Notes	4.850	03/15/44	185	226,982

Florida Gas Transmission Co. LLC, Sr. Unsec’d. Notes, 144A	2.550	07/01/30	350	354,486
Kinder Morgan, Inc., Gtd. Notes	3.250	08/01/50	220	212,937
MPLX LP,
Sr. Unsec’d. Notes	2.650	08/15/30	630	636,788
Sr. Unsec’d. Notes	4.500	04/15/38	175	200,062
Sr. Unsec’d. Notes	4.875	06/01/25	375	423,390
Sr. Unsec’d. Notes	5.200	03/01/47	20	24,551
Sr. Unsec’d. Notes	5.500	02/15/49	90	116,451

PGIM Balanced Fund
Schedule of Investments as of June 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)

ONEOK Partners LP, Gtd. Notes	6.200%	09/15/43	205	$269,621
ONEOK, Inc.,
Gtd. Notes	4.500	03/15/50	1,000	1,116,173
Gtd. Notes	4.950	07/13/47	50	58,587

Phillips 66 Partners LP, Sr. Unsec’d. Notes	3.550	10/01/26	360	391,459
Plains All American Pipeline LP/PAA Finance Corp., Sr. Unsec’d. Notes	4.300	01/31/43	740	743,073
Spectra Energy Partners LP, Gtd. Notes	3.375	10/15/26	165	179,385
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	5.500	01/15/28	275	279,288
Gtd. Notes, 144A	6.000	12/31/30	125	130,228
Gtd. Notes, 144A	7.500	10/01/25	150	163,424
Western Midstream Operating LP,
Sr. Unsec’d. Notes	4.000	07/01/22	445	452,166
Sr. Unsec’d. Notes	5.300	03/01/48	20	21,231
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	4.850	03/01/48	20	24,343
Sr. Unsec’d. Notes	4.900	01/15/45	220	266,067
Sr. Unsec’d. Notes	5.400	03/04/44	175	221,477
				8,841,085
Real Estate 0.0%
Howard Hughes Corp. (The), Gtd. Notes, 144A	4.125	02/01/29	350	349,974
Real Estate Investment Trusts (REITs) 0.6%
Brandywine Operating Partnership LP, Gtd. Notes	4.550	10/01/29	450	504,052
Brixmor Operating Partnership LP, Sr. Unsec’d. Notes	4.050	07/01/30	345	386,826
Diversified Healthcare Trust, Sr. Unsec’d. Notes	4.750	02/15/28	400	396,434
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	5.375	04/15/26	175	201,389
Healthpeak Properties, Inc., Sr. Unsec’d. Notes	2.875	01/15/31	315	330,824

PGIM Balanced Fund
Schedule of Investments as of June 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Sun Communities Operating LP, Gtd. Notes	2.700%	07/15/31		675	$677,733
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, Sr. Sec’d. Notes, 144A	7.875	02/15/25		400	428,425
Ventas Realty LP, Gtd. Notes	2.650	01/15/25		1,750	1,841,983
VEREIT Operating Partnership LP, Gtd. Notes	3.400	01/15/28		800	872,187
Welltower, Inc., Sr. Unsec’d. Notes	4.250	04/01/26		160	180,453
WP Carey, Inc., Sr. Unsec’d. Notes	2.250	04/01/33		545	524,400
					6,344,706
Retail 0.4%
AutoZone, Inc., Sr. Unsec’d. Notes	1.650	01/15/31		185	176,059
Dollar Tree, Inc., Sr. Unsec’d. Notes	4.200	05/15/28		1,055	1,203,576
eG Global Finance PLC (United Kingdom), Sr. Sec’d. Notes	6.250	10/30/25	EUR	1,200	1,457,273
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes	5.625	12/01/25		170	175,517
Sec’d. Notes, 144A	8.750	04/30/25		350	383,376

Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes	5.875	03/01/27		500	525,810
					3,921,611
Semiconductors 0.3%
Broadcom, Inc.,
Gtd. Notes	3.459	09/15/26		166	180,670
Gtd. Notes	4.750	04/15/29		975	1,134,188
Sr. Unsec’d. Notes, 144A	3.419	04/15/33		1,750	1,845,164
					3,160,022

PGIM Balanced Fund
Schedule of Investments as of June 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Software 0.0%
Microsoft Corp.,
Sr. Unsec’d. Notes	2.525%	06/01/50		48	$47,168
Sr. Unsec’d. Notes	2.675	06/01/60		295	293,715
					340,883
Telecommunications 0.8%
AT&T, Inc.,
Sr. Unsec’d. Notes	4.300	02/15/30		5	5,781
Sr. Unsec’d. Notes, 144A	2.550	12/01/33		274	271,568
Sr. Unsec’d. Notes, 144A	3.500	09/15/53		1,658	1,662,848
Sr. Unsec’d. Notes, 144A	3.550	09/15/55		115	115,232

British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	9.625	12/15/30		50	77,535
Digicel International Finance Ltd./Digicel International Holdings Ltd. (Jamaica),
Gtd. Notes, 144A	8.000	12/31/26		150	146,583
Sr. Sec’d. Notes, 144A	8.750	05/25/24		200	208,424
Sr. Sec’d. Notes, 144A	8.750	05/25/24		175	182,283

Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes	5.500	08/01/23(d)		400	229,214
Level 3 Financing, Inc., Sr. Sec’d. Notes, 144A	3.400	03/01/27		1,250	1,328,847
Matterhorn Telecom SA (Luxembourg), Sr. Sec’d. Notes	3.125	09/15/26	EUR	800	952,157
Sprint Capital Corp., Gtd. Notes	8.750	03/15/32		300	455,860
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Sr. Sec’d. Notes, 144A	3.360	03/20/23		17	17,280
T-Mobile USA, Inc.,
Gtd. Notes	2.625	02/15/29		275	271,646
Sr. Sec’d. Notes	2.550	02/15/31		1,500	1,517,096
Sr. Sec’d. Notes	4.500	04/15/50		300	356,881
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	3.400	03/22/41		480	508,431
Sr. Unsec’d. Notes	4.500	08/10/33		185	221,373
Sr. Unsec’d. Notes	4.862	08/21/46		451	582,593
					9,111,632

PGIM Balanced Fund
Schedule of Investments as of June 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Transportation 0.1%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	6.700%	08/01/28	135	$177,010
CSX Corp., Sr. Unsec’d. Notes	6.150	05/01/37	170	240,000
Norfolk Southern Corp.,
Sr. Unsec’d. Notes	2.903	02/15/23	97	100,240
Sr. Unsec’d. Notes	5.590	05/17/25	20	23,394
				540,644

Total Corporate Bonds (cost $155,360,129)				165,138,115
Municipal Bonds 0.4%
Alabama 0.0%
Alabama Economic Settlement Authority, Taxable, Revenue Bonds, Series B	4.263	09/15/32	35	40,064
California 0.1%
Bay Area Toll Authority,
Revenue Bonds, BABs, Series F2	6.263	04/01/49	220	356,288
Taxable, Revenue Bonds	2.574	04/01/31	415	440,282
State of California,
General Obligation Unlimited, BABs	7.300	10/01/39	210	335,246
General Obligation Unlimited, Taxable, BABs	7.500	04/01/34	15	23,592
				1,155,408
Illinois 0.1%
Chicago O’Hare International Airport, Revenue Bonds, BABs, Series B	6.395	01/01/40	160	242,623
State of Illinois,
General Obligation Unlimited, Series A	5.000	10/01/22	35	37,027
General Obligation Unlimited, Series D	5.000	11/01/22	710	753,977
General Obligation Unlimited, Taxable, Pension	5.100	06/01/33	100	117,641
				1,151,268
Michigan 0.1%
University of Michigan, Taxable, Revenue Bonds, Series B	2.437	04/01/40	550	554,796

PGIM Balanced Fund
Schedule of Investments as of June 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
New Jersey 0.1%
New Jersey Turnpike Authority, Taxable, Revenue Bonds, BABs, Series F	7.414%	01/01/40	165	$271,296
New York 0.0%
New York City Transitional Finance Authority Future Tax Secured Revenue, Taxable, Revenue Bonds, BABs	5.767	08/01/36	190	242,393
Ohio 0.0%
Ohio State University (The), Taxable, Revenue Bonds, BABs, Series C	4.910	06/01/40	65	87,916
Ohio Water Development Authority Water Pollution Control Loan Fund, Taxable, Revenue Bonds, BABs, Series B2	4.879	12/01/34	45	53,323
				141,239
Oregon 0.0%
State of Oregon Department of Transportation, Taxable, Revenue Bonds, BABs, Series A	5.834	11/15/34	70	97,966
Pennsylvania 0.0%
Pennsylvania Turnpike Commission, Revenue Bonds, BABs, Series B	5.511	12/01/45	80	114,263
Virginia 0.0%
University of Virginia, Taxable, Revenue Bonds, Series C	4.179	09/01/2117	80	101,027

Total Municipal Bonds (cost $3,191,683)				3,869,720
Residential Mortgage-Backed Securities 2.3%
Alternative Loan Trust, Series 2004-18CB, Class 3A1	5.250	09/25/35	2	1,631
Banc of America Mortgage Trust, Series 2005-A, Class 2A1	2.582(cc)	02/25/35	12	12,279
Bellemeade Re Ltd. (Bermuda),
Series 2018-01A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)	1.692(c)	04/25/28	80	79,578

PGIM Balanced Fund
Schedule of Investments as of June 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
Bellemeade Re Ltd. (Bermuda), (cont’d.)
Series 2018-03A, Class M1B, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)	1.942%(c)	10/25/28	93	$93,018
Series 2019-03A, Class M1A, 144A, 1 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	1.192(c)	07/25/29	101	101,056
Series 2019-03A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)	1.692(c)	07/25/29	300	300,765
Series 2019-04A, Class M1A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)	1.492(c)	10/25/29	99	99,189
Series 2019-04A, Class M1B, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)	2.092(c)	10/25/29	300	300,187
Series 2020-01A, Class M1B, 144A, 1 Month LIBOR + 3.400% (Cap N/A, Floor 0.000%)	3.492(c)	06/25/30	26	25,597
Series 2020-04A, Class M2A, 144A, 1 Month LIBOR + 2.600% (Cap N/A, Floor 2.600%)	2.692(c)	06/25/30	133	132,960
Series 2020-04A, Class M2B, 144A, 1 Month LIBOR + 3.600% (Cap N/A, Floor 3.600%)	3.692(c)	06/25/30	150	151,866
Series 2021-01A, Class M1A, 144A, 30 Day Average SOFR + 1.750% (Cap N/A, Floor 1.750%)	1.768(c)	03/25/31	380	382,439
Series 2021-01A, Class M1C, 144A, 30 Day Average SOFR + 2.950% (Cap N/A, Floor 2.950%)	2.968(c)	03/25/31	150	156,746

Central Park Funding Trust, Series 2021-02, Class PT, 144A, 1 Month LIBOR + 3.000%	3.095(c)	10/27/22	1,013	1,012,348
Chase Mortgage Finance Trust, Series 2007-A01, Class 1A5	2.485(cc)	02/25/37	24	23,746
Connecticut Avenue Securities Trust,
Series 2019-R03, Class 1M2, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 0.000%)	2.242(c)	09/25/31	126	126,832
Series 2019-R07, Class 1M2, 144A, 1 Month LIBOR + 2.100% (Cap N/A, Floor 0.000%)	2.192(c)	10/25/39	133	133,997
Credit Suisse Mortgage Trust,
Series 2018-RPL09, Class A, 144A	3.850(cc)	09/25/57	298	311,825
Series 2020-RPL06, Class A1, 144A	2.688(cc)	03/25/59	465	470,901
Eagle Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)	1.792(c)	11/25/28	69	68,872
Series 2020-02, Class M1A, 144A, 1 Month LIBOR + 3.000% (Cap N/A, Floor 0.000%)	3.092(c)	10/25/30	106	105,976
Series 2020-02, Class M1B, 144A, 1 Month LIBOR + 4.000% (Cap N/A, Floor 0.000%)	4.092(c)	10/25/30	150	150,930

PGIM Balanced Fund
Schedule of Investments as of June 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
Eagle Re Ltd. (Bermuda), (cont’d.)
Series 2020-02, Class M1C, 144A, 1 Month LIBOR + 4.500% (Cap N/A, Floor 0.000%)	4.592%(c)	10/25/30	150	$152,401
Series 2021-01, Class M1B, 144A, 30 Day Average SOFR + 2.150% (Cap N/A, Floor 2.150%)	2.168(c)	10/25/33	180	182,264
Series 2021-01, Class M1C, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 2.700%)	2.718(c)	10/25/33	280	285,533
Fannie Mae Connecticut Avenue Securities,
Series 2017-C07, Class 1M2, 1 Month LIBOR + 2.400% (Cap N/A, Floor 2.400%)	2.492(c)	05/25/30	131	133,314
Series 2018-C03, Class 1M2, 1 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)	2.242(c)	10/25/30	73	73,572
Fannie Mae REMICS,
Series 2014-11, Class VB	4.500	04/25/42	500	565,263
Series 2018-78, Class A	3.500	07/25/43	164	166,657
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2017-DNA03, Class M1, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)	0.842(c)	03/25/30	97	97,378
Series 2020-HQA05, Class B1, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 0.000%)	4.018(c)	11/25/50	250	261,623
Series 2020-HQA05, Class M2, 144A, 30 Day Average SOFR + 2.600% (Cap N/A, Floor 0.000%)	2.618(c)	11/25/50	1,205	1,224,049
Series 2021-DNA02, Class B1, 144A, 30 Day Average SOFR + 3.400% (Cap N/A, Floor 0.000%)	3.418(c)	08/25/33	1,120	1,153,359
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA02, Class M2, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)	1.942(c)	02/25/50	360	362,931
Series 2020-DNA03, Class M2, 144A, 1 Month LIBOR + 3.000% (Cap N/A, Floor 0.000%)	3.092(c)	06/25/50	119	119,839
Series 2020-DNA04, Class B1, 144A, 1 Month LIBOR + 6.000% (Cap N/A, Floor 0.000%)	6.092(c)	08/25/50	450	482,083
Series 2020-DNA04, Class M2, 144A, 1 Month LIBOR + 3.750% (Cap N/A, Floor 0.000%)	3.842(c)	08/25/50	167	169,008
Series 2020-DNA05, Class B1, 144A, 30 Day Average SOFR + 4.800% (Cap N/A, Floor 0.000%)	4.818(c)	10/25/50	190	201,727
Series 2020-HQA03, Class M2, 144A, 1 Month LIBOR + 3.600% (Cap N/A, Floor 0.000%)	3.692(c)	07/25/50	414	419,152

PGIM Balanced Fund
Schedule of Investments as of June 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Residential Mortgage-Backed Securities (Continued)
FHLMC Structured Agency Credit Risk REMIC Trust, (cont’d.)
Series 2021-DNA03, Class B1, 144A, 30 Day Average SOFR + 3.500% (Cap N/A, Floor 0.000%)	3.518%(c)	10/25/33		275	$285,373
Series 2021-HQA02, Class B1, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)	3.167(c)	12/25/33		100	100,503

FHLMC Structured Agency Credit Risk Trust, Series 2018-DNA03, Class M1, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)	0.842(c)	09/25/48		1	590
GCAT LLC, Series 2019-04, Class A1, 144A	3.228	11/26/49		911	913,363
JPMorgan Mortgage Trust, Series 2007-A01, Class 4A1	2.727(cc)	07/25/35		10	9,888
Jupiter Mortgage PLC (United Kingdom), Series 01A, Class B, 144A, 3 Month SONIA + 1.400% (Cap N/A, Floor 0.000%)	1.448(c)	07/20/60	GBP	300	416,360
Legacy Mortgage Asset Trust,
Series 2019-GS06, Class A1, 144A	3.000	06/25/59		82	82,117
Series 2019-PR01, Class A1, 144A	3.858	09/25/59		313	316,998
Series 2020-GS01, Class A1, 144A	2.882	10/25/59		353	355,302
Series 2020-SL01, Class A, 144A	2.734	01/25/60		308	310,772
Series 2021-GS01, Class A1, 144A	1.892	10/25/66		163	163,523
Series 2021-SL01, Class A, 144A	1.991(cc)	07/01/82		594	594,216
Mortgage Repurchase Agreement Financing Trust,
Series 2020-03, Class A1, 144A, 1 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)	1.327(c)	01/23/23		185	185,006
Series 2020-04, Class A1, 144A, 1 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)	1.427(c)	04/23/23		175	175,084
Series 2020-04, Class A2, 144A, 1 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)	1.427(c)	04/23/23		345	345,165

MRA Issuance Trust, Series 2020-15, Class A, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)	1.592(c)	07/15/21		4,150	4,150,174
New Residential Mortgage Loan Trust, Series 2018-04A, Class A1S, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)	0.842(c)	01/25/48		120	120,360
Oaktown Re III Ltd. (Bermuda), Series 2019-01A, Class M1A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)	1.492(c)	07/25/29		12	11,597
Oaktown Re IV Ltd. (Bermuda), Series 2020-01A, Class M1B, 144A, 1 Month LIBOR + 4.750% (Cap N/A, Floor 4.750%)	4.842(c)	07/25/30		64	64,628

PGIM Balanced Fund
Schedule of Investments as of June 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Residential Mortgage-Backed Securities (Continued)

OBX Trust, Series 2018-01, Class A2, 144A, 1 Month LIBOR + 0.650% (Cap N/A, Floor 0.000%)	0.742%(c)	06/25/57		102	$102,214
PMT Credit Risk Transfer Trust, Series 2020-02R, Class A, 144A, 1 Month LIBOR + 3.815% (Cap N/A, Floor 3.815%)	3.907(c)	12/25/22		1,162	1,167,637
Radnor Re Ltd. (Bermuda),
Series 2020-01, Class M1B, 144A, 1 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)	1.542(c)	01/25/30		200	200,406
Series 2020-02, Class M1B, 144A, 1 Month LIBOR + 4.000% (Cap N/A, Floor 4.000%)	4.092(c)	10/25/30		221	221,917
Series 2020-02, Class M1C, 144A, 1 Month LIBOR + 4.600% (Cap N/A, Floor 4.600%)	4.692(c)	10/25/30		185	187,437

Residential Mortgage Securities PLC (United Kingdom), Series 32A, Class A, 144A, 3 Month SONIA + 1.250% (Cap N/A, Floor 0.000%)	1.299(c)	06/20/70	GBP	529	739,615
Retiro Mortgage Securities DAC (Ireland), Series 01A, Class A1, 144A	0.000(cc)	07/30/75	EUR	690	813,201
Seasoned Credit Risk Transfer Trust, Series 2019-02, Class MA	3.500	08/25/58		460	484,770
Station Place Securitization Trust,
Series 2021-04, Class A, 144A, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)^	0.991(c)	04/11/22		1,400	1,400,000
Series 2021-08, Class A, 144A, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.800%)	0.891(c)	06/20/22		990	990,446

Structured Adjustable Rate Mortgage Loan Trust, Series 2004-01, Class 4A3	2.537(cc)	02/25/34		19	19,041

Total Residential Mortgage-Backed Securities (cost $24,938,347)					25,220,594
Sovereign Bonds 1.0%
Abu Dhabi Government International Bond (United Arab Emirates), Sr. Unsec’d. Notes, 144A	3.125	10/11/27		485	532,854
Bermuda Government International Bond (Bermuda), Sr. Unsec’d. Notes, 144A	2.375	08/20/30		200	200,025
Bulgaria Government International Bond (Bulgaria), Sr. Unsec’d. Notes	1.375	09/23/50	EUR	200	223,469
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes	5.000	06/15/45		200	212,510

PGIM Balanced Fund
Schedule of Investments as of June 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Colombia Government International Bond (Colombia), (cont’d.)
Sr. Unsec’d. Notes	7.375%	09/18/37		100	$131,478

Egypt Government International Bond (Egypt), Sr. Unsec’d. Notes, 144A, MTN	4.750	04/16/26	EUR	150	185,422
Export-Import Bank of India (India), Sr. Unsec’d. Notes, 144A	3.875	02/01/28		200	216,465
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes	1.100	03/12/33	EUR	100	115,907
Sr. Unsec’d. Notes	3.375	07/30/25	EUR	350	464,243
Sr. Unsec’d. Notes	4.450	02/11/24		200	218,988
Sr. Unsec’d. Notes, EMTN	2.150	07/18/24	EUR	315	395,713
Sr. Unsec’d. Notes, EMTN	4.750	01/08/26		200	228,402
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A, MTN	2.125	10/25/23		200	207,109
Sr. Unsec’d. Notes, 144A, MTN	2.625	04/20/22		400	407,438

Panama Government International Bond (Panama), Sr. Unsec’d. Notes	6.700	01/26/36		200	271,908
Province of Manitoba (Canada), Sr. Unsec’d. Notes	2.125	06/22/26		100	104,930
Province of Quebec (Canada), Unsec’d. Notes, Series A, MTN	7.140	02/27/26		135	171,349
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes, 144A	3.875	04/23/23		200	212,493
Sr. Unsec’d. Notes, 144A	5.103	04/23/48		200	265,587

Republic of Italy Government International Bond (Italy), Sr. Unsec’d. Notes	2.875	10/17/29		2,000	2,082,183
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A, MTN	3.875	10/29/35	EUR	420	585,146
Sr. Unsec’d. Notes, EMTN	4.125	03/11/39	EUR	270	379,381
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, 144A, MTN	2.375	10/26/21		205	206,276
Sr. Unsec’d. Notes, 144A, MTN	2.875	03/04/23		285	295,701
Sr. Unsec’d. Notes, 144A, MTN	4.000	04/17/25		200	220,877

Tokyo Metropolitan Government (Japan), Sr. Unsec’d. Notes, 144A	2.500	06/08/22		200	203,967
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes	8.994	02/01/24		300	332,691
Sr. Unsec’d. Notes, 144A	4.375	01/27/30	EUR	400	442,625
Sr. Unsec’d. Notes, 144A	7.750	09/01/22		640	672,046

PGIM Balanced Fund
Schedule of Investments as of June 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Sovereign Bonds (Continued)
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes	4.975%	04/20/55	210	$271,456
Sr. Unsec’d. Notes	5.100	06/18/50	65	85,135

Total Sovereign Bonds (cost $9,983,554)				10,543,774
U.S. Government Agency Obligations 0.6%
Federal Home Loan Bank(k)	5.500	07/15/36	135	198,805
Federal Home Loan Mortgage Corp.	4.500	10/01/39	101	112,822
Federal Home Loan Mortgage Corp.	5.000	04/01/34	9	10,516
Federal Home Loan Mortgage Corp.	5.000	05/01/34	18	20,293
Federal Home Loan Mortgage Corp.	5.000	10/01/35	26	29,424
Federal Home Loan Mortgage Corp.	5.000	11/01/41	230	262,532
Federal Home Loan Mortgage Corp.	5.500	12/01/33	18	20,894
Federal Home Loan Mortgage Corp.	5.500	05/01/34	4	4,822
Federal Home Loan Mortgage Corp.	5.500	07/01/34	45	52,184
Federal Home Loan Mortgage Corp.	5.500	05/01/37	7	7,998
Federal Home Loan Mortgage Corp.	5.500	10/01/37	13	15,693
Federal Home Loan Mortgage Corp.	6.000	01/01/34	25	28,107
Federal Home Loan Mortgage Corp.	7.000	10/01/31	1	705
Federal Home Loan Mortgage Corp.	7.000	05/01/32	11	12,219
Federal National Mortgage Assoc.	4.500	09/01/39	79	87,942
Federal National Mortgage Assoc.	4.500	08/01/40	68	75,339
Federal National Mortgage Assoc.	4.500	02/01/44	100	110,991
Federal National Mortgage Assoc.	4.500	08/01/44	211	233,316
Federal National Mortgage Assoc.	4.500	01/01/45	175	195,121
Federal National Mortgage Assoc.	5.000	07/01/35	19	21,865
Federal National Mortgage Assoc.	5.000	02/01/36	39	44,825
Federal National Mortgage Assoc.	5.500	06/01/33	8	9,031
Federal National Mortgage Assoc.	5.500	08/01/33	14	16,277
Federal National Mortgage Assoc.	5.500	09/01/33	21	24,010
Federal National Mortgage Assoc.	5.500	09/01/33	40	46,474
Federal National Mortgage Assoc.	5.500	01/01/34	16	18,178
Federal National Mortgage Assoc.	5.500	01/01/34	17	19,596
Federal National Mortgage Assoc.	5.500	07/01/34	29	33,805
Federal National Mortgage Assoc.	6.000	01/01/34	6	6,986
Federal National Mortgage Assoc.	6.000	01/01/34	74	85,368
Federal National Mortgage Assoc.	6.000	02/01/34	9	9,852
Federal National Mortgage Assoc.	6.000	10/01/34	2	1,681
Federal National Mortgage Assoc.	6.000	10/01/34	5	5,403
Federal National Mortgage Assoc.	6.000	11/01/34	10	11,524
Federal National Mortgage Assoc.	6.000	11/01/34	16	18,324
Federal National Mortgage Assoc.	6.000	11/01/34	37	42,278
Federal National Mortgage Assoc.	6.000	01/01/35	11	12,574

PGIM Balanced Fund
Schedule of Investments as of June 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal National Mortgage Assoc.	6.000%	01/01/35	56	$63,350
Federal National Mortgage Assoc.	6.000	02/01/35	44	51,402
Federal National Mortgage Assoc.	6.000	08/01/36	10	11,631
Federal National Mortgage Assoc.	6.000	08/01/38	5	6,169
Federal National Mortgage Assoc.	6.250	05/15/29	45	61,278
Federal National Mortgage Assoc.	6.500	05/01/24	7	7,925
Federal National Mortgage Assoc.	6.500	07/01/29	6	7,037
Federal National Mortgage Assoc.	6.500	07/01/32	12	14,028
Federal National Mortgage Assoc.	6.500	04/01/33	8	9,549
Federal National Mortgage Assoc.	6.500	01/01/34	9	9,875
Federal National Mortgage Assoc.	6.500	01/01/34	15	17,120
Federal National Mortgage Assoc.	6.500	10/01/36	11	13,295
Federal National Mortgage Assoc.	6.500	09/01/37	46	54,743
Federal National Mortgage Assoc.	6.500	10/01/37	44	49,986
Federal National Mortgage Assoc.(k)	6.625	11/15/30	145	209,782
Federal National Mortgage Assoc.	7.000	06/01/32	10	11,698
Federal National Mortgage Assoc.(k)	7.125	01/15/30	452	658,531
Federal National Mortgage Assoc.	7.500	09/01/30	1	828
Federal National Mortgage Assoc.	8.000	12/01/23	—(r)	219
Federal National Mortgage Assoc.	8.500	02/01/28	1	1,472
Government National Mortgage Assoc.	3.000	09/20/43	143	152,399
Government National Mortgage Assoc.	3.000	01/20/44	43	45,949
Government National Mortgage Assoc.	3.000	03/15/45	110	115,435
Government National Mortgage Assoc.	3.000	05/20/45	155	164,608
Government National Mortgage Assoc.	3.000	08/20/45	273	289,106
Government National Mortgage Assoc.	3.000	06/20/46	318	336,328
Government National Mortgage Assoc.(k)	3.000	12/20/46	524	552,304
Government National Mortgage Assoc.	3.000	01/20/47	479	505,510
Government National Mortgage Assoc.	3.000	03/20/47	172	182,436
Government National Mortgage Assoc.	3.000	12/20/48	911	957,423
Government National Mortgage Assoc.	5.000	10/20/37	10	11,390
Government National Mortgage Assoc.	5.000	04/20/45	70	79,195
Government National Mortgage Assoc.	5.500	07/15/33	19	20,878
Government National Mortgage Assoc.	5.500	12/15/33	6	6,530
Government National Mortgage Assoc.	5.500	09/15/34	94	104,866
Government National Mortgage Assoc.	5.500	01/15/36	44	50,600
Government National Mortgage Assoc.	5.500	02/15/36	70	78,165
Government National Mortgage Assoc.	6.500	09/15/23	1	1,372
Government National Mortgage Assoc.	6.500	10/15/23	1	1,223
Government National Mortgage Assoc.	6.500	12/15/23	1	587
Government National Mortgage Assoc.	6.500	12/15/23	2	2,042
Government National Mortgage Assoc.	6.500	12/15/23	2	2,780
Government National Mortgage Assoc.	6.500	04/15/24	15	17,195
Government National Mortgage Assoc.	6.500	07/15/32	2	2,040

PGIM Balanced Fund
Schedule of Investments as of June 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Government National Mortgage Assoc.	6.500%	08/15/32	—(r)	$237
Government National Mortgage Assoc.	6.500	08/15/32	1	724
Government National Mortgage Assoc.	6.500	08/15/32	1	1,659
Government National Mortgage Assoc.	6.500	08/15/32	8	9,636
Government National Mortgage Assoc.	7.000	06/15/24	4	4,136
Government National Mortgage Assoc.	7.000	05/15/31	4	5,008
Government National Mortgage Assoc.	7.500	04/15/29	1	550
Government National Mortgage Assoc.	8.000	08/15/22	—(r)	307
Government National Mortgage Assoc.	8.000	12/15/22	—(r)	394
Government National Mortgage Assoc.	8.000	12/15/22	1	737
Government National Mortgage Assoc.	8.000	06/15/25	13	13,957
Tennessee Valley Authority, Sr. Unsec’d. Notes	7.125	05/01/30	90	131,127

Total U.S. Government Agency Obligations (cost $6,558,302)				7,016,525
U.S. Treasury Obligations 6.3%
U.S. Treasury Bonds(k)	1.375	11/15/40	135	121,268
U.S. Treasury Bonds	1.875	02/15/51	160	152,675
U.S. Treasury Bonds	2.250	05/15/41	13,265	13,803,891
U.S. Treasury Bonds	2.500	02/15/46	7,210	7,808,205
U.S. Treasury Bonds	2.500	05/15/46	3,610	3,909,517
U.S. Treasury Bonds	2.875	05/15/43	1,380	1,585,922
U.S. Treasury Bonds	3.375	11/15/48	1,550	1,978,187
U.S. Treasury Bonds(k)	3.625	08/15/43	870	1,119,581
U.S. Treasury Bonds	3.625	02/15/44	845	1,091,502
U.S. Treasury Notes	0.125	12/15/23	80	79,581
U.S. Treasury Notes	0.250	10/31/25	55	53,775
U.S. Treasury Notes	0.375	11/30/25	4,850	4,762,852
U.S. Treasury Notes	0.375	09/30/27	1,790	1,710,429
U.S. Treasury Notes	1.250	04/30/28	8,610	8,639,597
U.S. Treasury Notes	1.250	06/30/28	1,310	1,312,252
U.S. Treasury Notes	1.375	01/31/25	2,365	2,430,222
U.S. Treasury Notes	1.625	05/15/31	715	726,172
U.S. Treasury Notes	2.625	02/15/29	4,410	4,835,841
U.S. Treasury Notes	2.875	05/15/28	7,255	8,059,851
U.S. Treasury Strips Coupon	1.468(s)	11/15/41	210	134,777
U.S. Treasury Strips Coupon(k)	2.052(s)	11/15/43	6,350	3,872,756
U.S. Treasury Strips Coupon	2.374(s)	05/15/43	550	340,184
U.S. Treasury Strips Coupon	2.415(s)	11/15/40	500	330,996
U.S. Treasury Strips Coupon	2.450(s)	02/15/45	120	71,245
U.S. Treasury Strips Coupon(k)	2.487(s)	11/15/30	194	167,219

PGIM Balanced Fund
Schedule of Investments as of June 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligations (Continued)
U.S. Treasury Strips Coupon(k)	2.732%(s)	08/15/30	321	$278,292

Total U.S. Treasury Obligations (cost $68,974,288)				69,376,789

Total Long-Term Investments (cost $882,383,088)				1,092,237,676

	Shares
Short-Term Investments 1.4%
Affiliated Mutual Funds 1.4%
PGIM Core Ultra Short Bond Fund(wa)		15,357,659	15,357,659
PGIM Institutional Money Market Fund (cost $186,353; includes $186,271 of cash collateral for securities on loan)(b)(wa)		186,951	186,839

Total Affiliated Mutual Funds (cost $15,544,012)				15,544,498

	Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligation(k)(n) 0.0%
U.S. Treasury Bills (cost $274,974)	0.045%	09/16/21	275	274,974

Options Purchased*~ 0.0%
(cost $26,104)	7,258

Total Short-Term Investments (cost $15,845,090)	15,826,730

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN (cost $898,228,178)	1,108,064,406

PGIM Balanced Fund
Schedule of Investments as of June 30, 2021 (unaudited) (continued)
Description	Value
Options Written*~ (0.0)%
(premiums received $23,863)	$(19,309)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 99.8% (cost $898,204,315)	1,108,045,097
Other assets in excess of liabilities(z) 0.2%	2,703,704

Net Assets 100.0%	$1,110,748,801

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
CHF—Swiss Franc
CLP—Chilean Peso
CNH—Chinese Renminbi
COP—Colombian Peso
CZK—Czech Koruna
EUR—Euro
GBP—British Pound
HUF—Hungarian Forint
IDR—Indonesian Rupiah
ILS—Israeli Shekel
INR—Indian Rupee
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso
NOK—Norwegian Krone
NZD—New Zealand Dollar
PEN—Peruvian Nuevo Sol
PHP—Philippine Peso
PLN—Polish Zloty
RUB—Russian Ruble
SGD—Singapore Dollar
THB—Thai Baht
TWD—New Taiwanese Dollar
ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
Aces—Alternative Credit Enhancements Securities
ADR—American Depositary Receipt
BABs—Build America Bonds
BBR—New Zealand Bank Bill Rate
BBSW—Australian Bank Bill Swap Reference Rate
BROIS—Brazil Overnight Index Swap
BUBOR—Budapest Interbank Offered Rate
CDOR—Canadian Dollar Offered Rate
CDX—Credit Derivative Index
CLO—Collateralized Loan Obligation

PGIM Balanced Fund
Schedule of Investments as of June 30, 2021 (unaudited) (continued)
CLOIS—Sinacofi Chile Interbank Rate Average
COOIS—Colombia Overnight Interbank Reference Rate
CPI—Consumer Price Index
EAFE—Europe, Australasia, Far East
EMTN—Euro Medium Term Note
ETF—Exchange-Traded Fund
EURIBOR—Euro Interbank Offered Rate
FHLMC—Federal Home Loan Mortgage Corporation
GDR—Global Depositary Receipt
GMTN—Global Medium Term Note
IO—Interest Only (Principal amount represents notional)
JIBAR—Johannesburg Interbank Agreed Rate
LIBOR—London Interbank Offered Rate
LP—Limited Partnership
M—Monthly payment frequency for swaps
MSCI—Morgan Stanley Capital International
MTN—Medium Term Note
NSA—Non-Seasonally Adjusted
OTC—Over-the-counter
PIK—Payment-in-Kind
PJSC—Public Joint-Stock Company
PRFC—Preference Shares
Q—Quarterly payment frequency for swaps
REITs—Real Estate Investment Trust
REMICS—Real Estate Mortgage Investment Conduit Security
S—Semiannual payment frequency for swaps
S&P—Standard & Poor’s
SDR—Sweden Depositary Receipt
SOFR—Secured Overnight Financing Rate
SONIA—Sterling Overnight Index Average
Strips—Separate Trading of Registered Interest and Principal of Securities
T—Swap payment upon termination
USOIS—United States Overnight Index Swap
UTS—Unit Trust Security
WIBOR—Warsaw Interbank Offered Rate

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $1,416,371 and 0.1% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $156,640; cash collateral of $186,271 (included in liabilities) was received with which the Series purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Series may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2021.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

PGIM Balanced Fund
Schedule of Investments as of June 30, 2021 (unaudited) (continued)
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $16,463. The aggregate value of $15,544 is 0.0% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	PGIM Investments LLC, the manager of the Series, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.HY.36.V1, 06/20/26	Call	BNP Paribas S.A.	08/18/21	$112.00	5.00%(Q)	CDX.NA.HY.36. V1(Q)	1,430	$1
CDX.NA.IG.36.V1, 06/20/26	Call	Barclays Bank PLC	07/21/21	0.40%	1.00%(Q)	CDX.NA.IG.36. V1(Q)	2,360	20
CDX.NA.IG.36.V1, 06/20/26	Call	Deutsche Bank AG	08/18/21	0.38%	1.00%(Q)	CDX.NA.IG.36. V1(Q)	1,160	2
CDX.NA.IG.36.V1, 06/20/26	Call	Goldman Sachs International	08/18/21	0.40%	1.00%(Q)	CDX.NA.IG.36. V1(Q)	2,360	35
CDX.NA.HY.36.V1, 06/20/26	Put	BNP Paribas S.A.	08/18/21	$108.00	CDX.NA.HY.36. V1(Q)	5.00%(Q)	1,430	4,689
CDX.NA.IG.36.V1, 06/20/26	Put	Barclays Bank PLC	07/21/21	0.58%	CDX.NA.IG.36. V1(Q)	1.00%(Q)	2,360	368
CDX.NA.IG.36.V1, 06/20/26	Put	Deutsche Bank AG	08/18/21	0.55%	CDX.NA.IG.36. V1(Q)	1.00%(Q)	1,160	816
CDX.NA.IG.36.V1, 06/20/26	Put	Goldman Sachs International	08/18/21	0.58%	CDX.NA.IG.36. V1(Q)	1.00%(Q)	2,360	1,327
Total Options Purchased (cost $26,104)								$7,258
Options Written:
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.HY.36.V1, 06/20/26	Call	BNP Paribas S.A.	08/18/21	$109.50	CDX.NA.HY.36 .V1(Q)	5.00%(Q)	1,430	$(8,642)

PGIM Balanced Fund
Schedule of Investments as of June 30, 2021 (unaudited) (continued)
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.36.V1, 06/20/26	Call	Barclays Bank PLC	07/21/21	0.50%	CDX.NA.IG.36. V1(Q)	1.00%(Q)	2,360	$(2,889)
CDX.NA.IG.36.V1, 06/20/26	Call	Deutsche Bank AG	08/18/21	0.48%	CDX.NA.IG.36. V1(Q)	1.00%(Q)	1,160	(794)
CDX.NA.IG.36.V1, 06/20/26	Call	Goldman Sachs International	08/18/21	0.50%	CDX.NA.IG.36. V1(Q)	1.00%(Q)	2,360	(3,464)
CDX.NA.HY.36.V1, 06/20/26	Put	BNP Paribas S.A.	08/18/21	$105.00	5.00%(Q)	CDX.NA.HY.36. V1(Q)	1,430	(1,855)
CDX.NA.IG.36.V1, 06/20/26	Put	Barclays Bank PLC	07/21/21	0.75%	1.00%(Q)	CDX.NA.IG.36. V1(Q)	2,360	(147)
CDX.NA.IG.36.V1, 06/20/26	Put	Deutsche Bank AG	08/18/21	0.70%	1.00%(Q)	CDX.NA.IG.36. V1(Q)	1,160	(289)
CDX.NA.IG.36.V1, 06/20/26	Put	Goldman Sachs International	08/18/21	0.75%	1.00%(Q)	CDX.NA.IG.36. V1(Q)	2,360	(470)
GS_21-PJA^	Put	Goldman Sachs International	06/17/24	0.25%	0.25%(M)	GS_21-PJA(M)	4,500	(759)
Total Options Written (premiums received $23,863)								$(19,309)
Futures contracts outstanding at June 30, 2021:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
577	5 Year U.S. Treasury Notes	Sep. 2021	$71,218,931	$(170,001)
2	10 Year U.S. Treasury Notes	Sep. 2021	265,000	250
94	20 Year U.S. Treasury Bonds	Sep. 2021	15,110,500	333,038
39	30 Year U.S. Ultra Treasury Bonds	Sep. 2021	7,514,812	162,887
9	Mini MSCI Emerging Markets Index	Sep. 2021	614,160	(3,942)
11	S&P 500 E-Mini Index	Sep. 2021	2,358,730	28,554
				350,786
Short Positions:
662	2 Year U.S. Treasury Notes	Sep. 2021	145,852,047	221,869
38	5 Year Euro-Bobl	Sep. 2021	6,044,598	(2,039)
27	10 Year Euro-Bund	Sep. 2021	5,526,152	(22,756)
66	10 Year U.S. Ultra Treasury Notes	Sep. 2021	9,715,407	(193,630)
17	Euro Schatz Index	Sep. 2021	2,260,490	430
				3,874
				$354,660

PGIM Balanced Fund
Schedule of Investments as of June 30, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at June 30, 2021:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 07/20/21	Barclays Bank PLC	AUD	568	$439,906	$425,839	$—	$(14,067)
Expiring 07/20/21	Goldman Sachs International	AUD	148	115,000	110,638	—	(4,362)
Expiring 07/20/21	JPMorgan Chase Bank, N.A.	AUD	146	112,864	109,504	—	(3,360)
Expiring 07/20/21	Morgan Stanley & Co. International PLC	AUD	147	115,000	110,542	—	(4,458)
Brazilian Real,
Expiring 07/02/21	BNP Paribas S.A.	BRL	603	115,000	121,247	6,247	—
Expiring 07/02/21	BNP Paribas S.A.	BRL	260	51,000	52,217	1,217	—
Expiring 07/02/21	Citibank, N.A.	BRL	604	117,000	121,497	4,497	—
Expiring 07/02/21	Citibank, N.A.	BRL	259	51,000	51,979	979	—
Expiring 07/02/21	Citibank, N.A.	BRL	254	50,000	50,995	995	—
Expiring 07/02/21	JPMorgan Chase Bank, N.A.	BRL	608	115,000	122,184	7,184	—
Expiring 07/02/21	JPMorgan Chase Bank, N.A.	BRL	251	50,000	50,427	427	—
Expiring 07/02/21	Morgan Stanley & Co. International PLC	BRL	3,967	718,781	797,368	78,587	—
Expiring 07/02/21	Morgan Stanley & Co. International PLC	BRL	603	114,000	121,113	7,113	—
Expiring 07/02/21	Morgan Stanley & Co. International PLC	BRL	258	51,000	51,787	787	—
Expiring 08/03/21	Morgan Stanley & Co. International PLC	BRL	5,206	1,051,025	1,042,882	—	(8,143)
Canadian Dollar,
Expiring 07/20/21	JPMorgan Chase Bank, N.A.	CAD	273	227,000	220,549	—	(6,451)
Chilean Peso,
Expiring 09/15/21	Citibank, N.A.	CLP	79,118	110,000	107,508	—	(2,492)
Expiring 09/15/21	Citibank, N.A.	CLP	71,020	94,000	96,505	2,505	—
Chinese Renminbi,
Expiring 08/18/21	Citibank, N.A.	CNH	912	141,000	140,489	—	(511)
Expiring 08/18/21	Goldman Sachs International	CNH	1,005	155,000	154,906	—	(94)
Expiring 08/18/21	JPMorgan Chase Bank, N.A.	CNH	1,116	174,000	171,997	—	(2,003)
Expiring 08/18/21	JPMorgan Chase Bank, N.A.	CNH	979	151,000	150,855	—	(145)
Expiring 08/18/21	Morgan Stanley & Co. International PLC	CNH	956	148,000	147,339	—	(661)

PGIM Balanced Fund
Schedule of Investments as of June 30, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at June 30, 2021 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Colombian Peso,
Expiring 09/15/21	Citibank, N.A.	COP	582,690	$161,957	$154,641	$—	$(7,316)
Expiring 09/15/21	Citibank, N.A.	COP	264,634	73,000	70,232	—	(2,768)
Czech Koruna,
Expiring 07/19/21	Barclays Bank PLC	CZK	3,231	154,000	150,207	—	(3,793)
Expiring 07/19/21	Goldman Sachs International	CZK	3,122	150,000	145,138	—	(4,862)
Expiring 07/19/21	Goldman Sachs International	CZK	2,171	102,000	100,922	—	(1,078)
Expiring 07/19/21	JPMorgan Chase Bank, N.A.	CZK	5,668	261,252	263,529	2,277	—
Expiring 07/19/21	JPMorgan Chase Bank, N.A.	CZK	2,128	98,999	98,925	—	(74)
Expiring 07/19/21	Morgan Stanley & Co. International PLC	CZK	5,446	249,061	253,195	4,134	—
Euro,
Expiring 07/19/21	Bank of America, N.A.	EUR	347	420,623	411,036	—	(9,587)
Expiring 07/19/21	Barclays Bank PLC	EUR	538	656,855	638,362	—	(18,493)
Expiring 07/19/21	Barclays Bank PLC	EUR	143	175,051	170,134	—	(4,917)
Expiring 07/19/21	Barclays Bank PLC	EUR	95	115,000	112,205	—	(2,795)
Expiring 07/19/21	Citibank, N.A.	EUR	189	226,000	224,011	—	(1,989)
Expiring 07/19/21	Citibank, N.A.	EUR	48	57,528	56,346	—	(1,182)
Expiring 07/19/21	Citibank, N.A.	EUR	48	57,527	56,345	—	(1,182)
Expiring 07/19/21	Goldman Sachs International	EUR	95	115,000	112,209	—	(2,791)
Expiring 07/19/21	JPMorgan Chase Bank, N.A.	EUR	187	229,000	221,986	—	(7,014)
Expiring 07/19/21	JPMorgan Chase Bank, N.A.	EUR	95	115,000	112,234	—	(2,766)
Expiring 07/19/21	JPMorgan Chase Bank, N.A.	EUR	95	115,769	112,691	—	(3,078)
Expiring 07/19/21	JPMorgan Chase Bank, N.A.	EUR	94	114,000	111,775	—	(2,225)
Expiring 07/19/21	Morgan Stanley & Co. International PLC	EUR	99	118,000	117,076	—	(924)
Expiring 07/19/21	The Toronto-Dominion Bank	EUR	95	114,000	112,762	—	(1,238)
Hungarian Forint,
Expiring 07/19/21	Barclays Bank PLC	HUF	34,722	117,000	117,140	140	—
Expiring 07/19/21	Barclays Bank PLC	HUF	30,990	104,000	104,551	551	—
Expiring 07/19/21	Barclays Bank PLC	HUF	22,654	79,000	76,427	—	(2,573)
Expiring 07/19/21	Barclays Bank PLC	HUF	22,563	77,000	76,118	—	(882)
Expiring 07/19/21	Barclays Bank PLC	HUF	21,486	75,000	72,486	—	(2,514)

PGIM Balanced Fund
Schedule of Investments as of June 30, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at June 30, 2021 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Hungarian Forint (cont’d.),
Expiring 07/19/21	Goldman Sachs International	HUF	21,776	$76,000	$73,463	$—	$(2,537)
Indian Rupee,
Expiring 09/15/21	Citibank, N.A.	INR	67,151	910,140	894,721	—	(15,419)
Expiring 09/15/21	Credit Suisse International	INR	11,110	148,000	148,036	36	—
Expiring 09/15/21	Goldman Sachs International	INR	11,401	154,000	151,911	—	(2,089)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	INR	8,922	121,000	118,881	—	(2,119)
Expiring 09/15/21	Morgan Stanley & Co. International PLC	INR	15,269	204,000	203,451	—	(549)
Expiring 09/15/21	Standard Chartered Bank	INR	13,463	180,000	179,384	—	(616)
Expiring 09/15/21	Standard Chartered Bank	INR	8,833	118,000	117,692	—	(308)
Indonesian Rupiah,
Expiring 09/15/21	HSBC Bank PLC	IDR	18,358,562	1,275,166	1,248,882	—	(26,284)
Israeli Shekel,
Expiring 09/17/21	Bank of America, N.A.	ILS	2,104	648,405	645,983	—	(2,422)
Expiring 09/17/21	JPMorgan Chase Bank, N.A.	ILS	369	113,000	113,204	204	—
Japanese Yen,
Expiring 07/19/21	Barclays Bank PLC	JPY	12,486	115,000	112,406	—	(2,594)
Expiring 07/19/21	BNP Paribas S.A.	JPY	24,553	225,601	221,044	—	(4,557)
Expiring 07/19/21	JPMorgan Chase Bank, N.A.	JPY	13,097	118,000	117,908	—	(92)
Expiring 07/19/21	JPMorgan Chase Bank, N.A.	JPY	13,063	118,000	117,598	—	(402)
Expiring 07/19/21	JPMorgan Chase Bank, N.A.	JPY	12,562	115,000	113,096	—	(1,904)
Expiring 07/19/21	JPMorgan Chase Bank, N.A.	JPY	12,518	115,000	112,697	—	(2,303)
Mexican Peso,
Expiring 09/15/21	Citibank, N.A.	MXN	3,784	190,611	187,976	—	(2,635)
Expiring 09/15/21	Goldman Sachs International	MXN	1,894	95,000	94,080	—	(920)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	MXN	2,584	129,000	128,391	—	(609)
Expiring 09/15/21	Morgan Stanley & Co. International PLC	MXN	9,326	461,219	463,323	2,104	—
Expiring 09/15/21	UBS AG	MXN	2,368	117,000	117,659	659	—

PGIM Balanced Fund
Schedule of Investments as of June 30, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at June 30, 2021 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Taiwanese Dollar,
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	TWD	4,238	$155,000	$152,779	$—	$(2,221)
New Zealand Dollar,
Expiring 07/19/21	JPMorgan Chase Bank, N.A.	NZD	159	115,000	111,044	—	(3,956)
Expiring 07/20/21	Morgan Stanley & Co. International PLC	NZD	144	102,522	100,741	—	(1,781)
Philippine Peso,
Expiring 09/15/21	Citibank, N.A.	PHP	7,578	155,000	154,306	—	(694)
Expiring 09/15/21	Citibank, N.A.	PHP	7,496	153,000	152,635	—	(365)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	PHP	9,877	205,000	201,118	—	(3,882)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	PHP	3,823	78,000	77,848	—	(152)
Polish Zloty,
Expiring 07/19/21	Barclays Bank PLC	PLN	468	128,000	122,672	—	(5,328)
Expiring 07/19/21	Barclays Bank PLC	PLN	431	115,000	113,028	—	(1,972)
Expiring 07/19/21	Barclays Bank PLC	PLN	377	100,000	98,902	—	(1,098)
Expiring 07/19/21	Goldman Sachs International	PLN	425	114,000	111,471	—	(2,529)
Expiring 07/19/21	HSBC Bank PLC	PLN	517	138,000	135,610	—	(2,390)
Expiring 07/19/21	JPMorgan Chase Bank, N.A.	PLN	389	103,000	102,036	—	(964)
Expiring 07/19/21	Morgan Stanley & Co. International PLC	PLN	369	99,000	96,873	—	(2,127)
Expiring 07/19/21	UBS AG	PLN	483	129,000	126,701	—	(2,299)
Expiring 07/19/21	UBS AG	PLN	376	100,000	98,526	—	(1,474)
Russian Ruble,
Expiring 09/15/21	Barclays Bank PLC	RUB	5,584	76,000	75,461	—	(539)
Expiring 09/15/21	Morgan Stanley & Co. International PLC	RUB	38,742	521,459	523,541	2,082	—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	RUB	14,123	194,000	190,852	—	(3,148)
Expiring 09/15/21	Morgan Stanley & Co. International PLC	RUB	6,878	94,000	92,953	—	(1,047)
Expiring 09/15/21	Morgan Stanley & Co. International PLC	RUB	5,642	76,000	76,248	248	—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	RUB	5,463	75,000	73,830	—	(1,170)
South African Rand,
Expiring 09/15/21	Citibank, N.A.	ZAR	2,721	186,825	188,669	1,844	—

PGIM Balanced Fund
Schedule of Investments as of June 30, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at June 30, 2021 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South African Rand (cont’d.),
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	ZAR	1,416	$103,000	$98,158	$—	$(4,842)
Expiring 09/15/21	Morgan Stanley & Co. International PLC	ZAR	1,432	103,000	99,288	—	(3,712)
South Korean Won,
Expiring 09/15/21	Citibank, N.A.	KRW	160,055	141,000	141,599	599	—
Expiring 09/15/21	Citibank, N.A.	KRW	129,422	117,000	114,499	—	(2,501)
Expiring 09/15/21	Credit Suisse International	KRW	1,061,690	951,761	939,270	—	(12,491)
Thai Baht,
Expiring 09/15/21	Goldman Sachs International	THB	11,381	364,429	354,994	—	(9,435)
Expiring 09/15/21	Morgan Stanley & Co. International PLC	THB	17,079	546,801	532,716	—	(14,085)
				$20,085,137	$19,923,204	125,416	(287,349)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 07/20/21	BNP Paribas S.A.	AUD	303	$234,000	$227,013	$6,987	$—
Expiring 07/20/21	Citibank, N.A.	AUD	296	229,000	222,173	6,827	—
Expiring 07/20/21	Citibank, N.A.	AUD	153	118,000	114,931	3,069	—
Expiring 07/20/21	JPMorgan Chase Bank, N.A.	AUD	156	118,191	117,004	1,187	—
Expiring 07/20/21	JPMorgan Chase Bank, N.A.	AUD	156	118,157	117,005	1,152	—
Expiring 07/20/21	Morgan Stanley & Co. International PLC	AUD	152	115,842	114,004	1,838	—
Brazilian Real,
Expiring 07/02/21	BNP Paribas S.A.	BRL	410	75,000	82,459	—	(7,459)
Expiring 07/02/21	BNP Paribas S.A.	BRL	404	77,000	81,124	—	(4,124)
Expiring 07/02/21	BNP Paribas S.A.	BRL	247	50,000	49,613	387	—
Expiring 07/02/21	Citibank, N.A.	BRL	586	118,000	117,863	137	—
Expiring 07/02/21	Credit Suisse International	BRL	410	76,000	82,436	—	(6,436)
Expiring 07/02/21	Morgan Stanley & Co. International PLC	BRL	5,206	1,054,303	1,046,468	7,835	—
Expiring 07/02/21	Morgan Stanley & Co. International PLC	BRL	402	76,000	80,851	—	(4,851)

PGIM Balanced Fund
Schedule of Investments as of June 30, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at June 30, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
British Pound,
Expiring 07/19/21	Morgan Stanley & Co. International PLC	GBP	3,009	$4,138,146	$4,161,968	$—	$(23,822)
Canadian Dollar,
Expiring 07/20/21	Citibank, N.A.	CAD	584	466,022	471,029	—	(5,007)
Expiring 07/20/21	JPMorgan Chase Bank, N.A.	CAD	277	229,000	223,330	5,670	—
Chilean Peso,
Expiring 09/15/21	BNP Paribas S.A.	CLP	205,458	286,901	279,186	7,715	—
Expiring 09/15/21	BNP Paribas S.A.	CLP	84,398	117,000	114,684	2,316	—
Expiring 09/15/21	Citibank, N.A.	CLP	87,021	118,000	118,249	—	(249)
Expiring 09/15/21	Citibank, N.A.	CLP	84,271	117,000	114,510	2,490	—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	CLP	185,891	259,557	252,597	6,960	—
Chinese Renminbi,
Expiring 08/18/21	Credit Suisse International	CNH	1,699	265,000	261,747	3,253	—
Expiring 08/18/21	Credit Suisse International	CNH	1,634	255,000	251,821	3,179	—
Expiring 08/18/21	HSBC Bank PLC	CNH	964	150,000	148,483	1,517	—
Expiring 08/18/21	JPMorgan Chase Bank, N.A.	CNH	943	147,000	145,315	1,685	—
Colombian Peso,
Expiring 09/15/21	Citibank, N.A.	COP	391,314	104,001	103,852	149	—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	COP	404,037	106,000	107,229	—	(1,229)
Czech Koruna,
Expiring 07/19/21	Barclays Bank PLC	CZK	3,207	154,000	149,111	4,889	—
Expiring 07/19/21	Barclays Bank PLC	CZK	2,520	118,000	117,156	844	—
Expiring 07/19/21	Citibank, N.A.	CZK	4,952	236,000	230,209	5,791	—
Expiring 07/19/21	Citibank, N.A.	CZK	2,110	101,000	98,105	2,895	—
Expiring 07/19/21	UBS AG	CZK	2,173	104,000	101,029	2,971	—
Euro,
Expiring 07/19/21	Barclays Bank PLC	EUR	98	117,000	116,127	873	—
Expiring 07/19/21	BNP Paribas S.A.	EUR	3,699	4,436,396	4,388,293	48,103	—
Expiring 07/19/21	HSBC Bank PLC	EUR	4,904	5,877,191	5,817,040	60,151	—
Expiring 07/19/21	HSBC Bank PLC	EUR	113	138,000	134,628	3,372	—
Expiring 07/19/21	JPMorgan Chase Bank, N.A.	EUR	481	583,000	570,703	12,297	—
Expiring 07/19/21	JPMorgan Chase Bank, N.A.	EUR	193	235,151	228,941	6,210	—
Expiring 07/19/21	JPMorgan Chase Bank, N.A.	EUR	192	234,405	227,754	6,651	—
Expiring 07/19/21	JPMorgan Chase Bank, N.A.	EUR	118	140,851	139,974	877	—

PGIM Balanced Fund
Schedule of Investments as of June 30, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at June 30, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 07/19/21	JPMorgan Chase Bank, N.A.	EUR	99	$118,000	$117,164	$836	$—
Expiring 07/19/21	JPMorgan Chase Bank, N.A.	EUR	97	117,000	115,514	1,486	—
Expiring 07/19/21	Morgan Stanley & Co. International PLC	EUR	2,985	3,563,132	3,541,402	21,730	—
Expiring 07/19/21	Morgan Stanley & Co. International PLC	EUR	1,229	1,497,661	1,458,259	39,402	—
Expiring 07/19/21	UBS AG	EUR	1,122	1,358,571	1,331,253	27,318	—
Expiring 07/19/21	UBS AG	EUR	97	117,000	114,505	2,495	—
Hungarian Forint,
Expiring 07/19/21	Barclays Bank PLC	HUF	148,458	490,519	500,846	—	(10,327)
Expiring 07/19/21	Barclays Bank PLC	HUF	29,341	101,000	98,985	2,015	—
Expiring 07/19/21	Barclays Bank PLC	HUF	21,740	75,000	73,342	1,658	—
Expiring 07/19/21	BNP Paribas S.A.	HUF	33,908	118,000	114,394	3,606	—
Expiring 07/19/21	Citibank, N.A.	HUF	22,173	78,000	74,805	3,195	—
Expiring 07/19/21	Goldman Sachs International	HUF	33,514	117,000	113,064	3,936	—
Expiring 07/19/21	Goldman Sachs International	HUF	29,333	101,000	98,960	2,040	—
Expiring 07/19/21	Goldman Sachs International	HUF	28,556	100,000	96,337	3,663	—
Expiring 07/19/21	JPMorgan Chase Bank, N.A.	HUF	22,591	76,000	76,214	—	(214)
Expiring 07/19/21	Morgan Stanley & Co. International PLC	HUF	21,594	76,000	72,850	3,150	—
Indian Rupee,
Expiring 09/15/21	HSBC Bank PLC	INR	10,574	141,000	140,891	109	—
Indonesian Rupiah,
Expiring 09/15/21	HSBC Bank PLC	IDR	3,370,143	234,000	229,261	4,739	—
Expiring 09/15/21	HSBC Bank PLC	IDR	3,368,453	234,000	229,146	4,854	—
Israeli Shekel,
Expiring 09/17/21	Barclays Bank PLC	ILS	409	126,000	125,713	287	—
Expiring 09/17/21	Barclays Bank PLC	ILS	384	118,000	117,760	240	—
Expiring 09/17/21	Citibank, N.A.	ILS	496	153,000	152,298	702	—
Expiring 09/17/21	Morgan Stanley & Co. International PLC	ILS	966	297,000	296,514	486	—
Japanese Yen,
Expiring 07/19/21	JPMorgan Chase Bank, N.A.	JPY	24,727	229,000	222,605	6,395	—
Expiring 07/19/21	JPMorgan Chase Bank, N.A.	JPY	12,642	116,000	113,813	2,187	—

PGIM Balanced Fund
Schedule of Investments as of June 30, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at June 30, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 07/19/21	JPMorgan Chase Bank, N.A.	JPY	11,474	$105,542	$103,294	$2,248	$—
Expiring 07/20/21	JPMorgan Chase Bank, N.A.	JPY	12,511	115,000	112,633	2,367	—
Mexican Peso,
Expiring 09/15/21	Morgan Stanley & Co. International PLC	MXN	2,415	118,000	119,983	—	(1,983)
New Taiwanese Dollar,
Expiring 09/15/21	Goldman Sachs International	TWD	8,317	303,530	299,848	3,682	—
New Zealand Dollar,
Expiring 07/20/21	BNP Paribas S.A.	NZD	161	116,000	112,583	3,417	—
Peruvian Nuevo Sol,
Expiring 09/15/21	Citibank, N.A.	PEN	389	99,000	101,244	—	(2,244)
Expiring 09/15/21	Goldman Sachs International	PEN	851	225,144	221,757	3,387	—
Expiring 09/15/21	Goldman Sachs International	PEN	609	157,000	158,762	—	(1,762)
Expiring 09/15/21	Morgan Stanley & Co. International PLC	PEN	660	169,244	172,079	—	(2,835)
Philippine Peso,
Expiring 09/15/21	Barclays Bank PLC	PHP	8,850	181,000	180,200	800	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	PHP	6,230	129,304	126,861	2,443	—
Polish Zloty,
Expiring 07/19/21	Citibank, N.A.	PLN	1,348	354,401	353,689	712	—
Russian Ruble,
Expiring 09/15/21	Barclays Bank PLC	RUB	8,758	118,000	118,353	—	(353)
Expiring 09/15/21	Goldman Sachs International	RUB	5,849	79,000	79,046	—	(46)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	RUB	8,684	118,000	117,357	643	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	RUB	8,631	118,000	116,635	1,365	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	RUB	7,821	107,000	105,694	1,306	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	RUB	5,497	75,000	74,286	714	—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	RUB	7,483	101,000	101,128	—	(128)

PGIM Balanced Fund
Schedule of Investments as of June 30, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at June 30, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Singapore Dollar,
Expiring 09/15/21	Goldman Sachs International	SGD	242	$180,000	$180,053	$—	$(53)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	SGD	203	151,000	150,878	122	—
South African Rand,
Expiring 09/15/21	Citibank, N.A.	ZAR	11,305	823,549	783,924	39,625	—
Expiring 09/15/21	Citibank, N.A.	ZAR	9,064	662,669	628,552	34,117	—
Expiring 09/15/21	The Toronto-Dominion Bank	ZAR	7,660	549,568	531,209	18,359	—
South Korean Won,
Expiring 09/15/21	Goldman Sachs International	KRW	117,046	105,000	103,549	1,451	—
Expiring 09/15/21	HSBC Bank PLC	KRW	392,853	352,000	347,555	4,445	—
Expiring 09/15/21	Standard Chartered Bank	KRW	213,235	188,000	188,648	—	(648)
Thai Baht,
Expiring 09/15/21	Citibank, N.A.	THB	3,687	118,000	115,001	2,999	—
Expiring 09/15/21	HSBC Bank PLC	THB	6,103	194,000	190,348	3,652	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	THB	7,073	226,000	220,618	5,382	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	THB	5,552	178,000	173,161	4,839	—
Expiring 09/15/21	Standard Chartered Bank	THB	5,654	179,000	176,348	2,652	—
				$38,140,948	$37,717,185	497,533	(73,770)
						$622,949	$(361,119)
Cross currency exchange contracts outstanding at June 30, 2021:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
07/19/21	Buy	CHF	375	EUR	342	$—	$(393)	JPMorgan Securities LLC
07/19/21	Buy	EUR	96	JPY	12,560	806	—	JPMorgan Securities LLC
07/19/21	Buy	EUR	308	CHF	338	260	—	UBS AG
07/19/21	Buy	EUR	388	CHF	426	—	(419)	Goldman Sachs & Co.
07/19/21	Buy	EUR	476	NOK	4,803	6,755	—	JPMorgan Securities LLC

PGIM Balanced Fund
Schedule of Investments as of June 30, 2021 (unaudited) (continued)
Cross currency exchange contracts outstanding at June 30, 2021 (continued):
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts (cont’d.):
07/19/21	Buy	HUF	22,728	EUR	64	$345	$—	Hong Kong & Shanghai Bank
07/19/21	Buy	NOK	4,774	EUR	468	—	(648)	JPMorgan Securities LLC
07/19/21	Buy	PLN	520	EUR	114	1,195	—	JPMorgan Securities LLC
07/20/21	Buy	AUD	148	JPY	12,455	—	(1,126)	JPMorgan Securities LLC
07/20/21	Buy	AUD	148	JPY	12,564	—	(2,105)	JPMorgan Securities LLC
						$9,361	$(4,691)
Credit default swap agreements outstanding at June 30, 2021:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on asset-backed and/or mortgage-backed securities - Sell Protection(2)^:
GS_21-PJA	08/14/21	0.250%(M)	4,500	0.250%	$1,586	$(448)	$2,034	Goldman Sachs International

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on corporate and/or sovereign issues - Buy Protection(1):
United Mexican States	12/20/24	1.000%(Q)	400	$(5,574)	$(3,307)	$(2,267)	Barclays Bank PLC

PGIM Balanced Fund
Schedule of Investments as of June 30, 2021 (unaudited) (continued)
Credit default swap agreements outstanding at June 30, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Boeing Co.	12/20/21	1.000%(Q)	1,000	0.456%	$2,916	$2,563	$353	Bank of America, N.A.
Petroleos Mexicanos	12/20/24	1.000%(Q)	400	3.220%	(29,180)	(14,510)	(14,670)	Barclays Bank PLC
					$(26,264)	$(11,947)	$(14,317)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at June 30, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.36.V1	06/20/26	1.000%(Q)	6,850	$(143,965)	$(176,448)	$(32,483)
The Series entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Series is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Series will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Series is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Series will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Series could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Series is the seller of protection as of the reporting date serve as an indicator of the current status

PGIM Balanced Fund
Schedule of Investments as of June 30, 2021 (unaudited) (continued)
of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Inflation swap agreements outstanding at June 30, 2021:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Inflation Swap Agreements:
565	01/12/26	2.185%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	$—	$(20,300)	$(20,300)
950	01/13/31	2.230%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(38,895)	(38,895)
905	04/07/31	2.469%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(10,325)	(10,325)
270	04/09/31	2.435%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(4,058)	(4,058)
550	04/09/31	2.448%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(7,504)	(7,504)
550	04/13/31	2.445%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(7,565)	(7,565)
335	04/13/31	2.450%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(4,422)	(4,422)
340	04/14/31	2.450%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(4,443)	(4,443)
280	04/15/31	2.460%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(3,332)	(3,332)
535	04/15/31	2.465%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(6,070)	(6,070)
				$—	$(106,914)	$(106,914)
(1)	The Series pays the fixed rate and receives the floating rate.
(2)	The Series pays the floating rate and receives the fixed rate.
Interest rate swap agreements outstanding at June 30, 2021:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
AUD	1,800	02/13/30	1.210%(S)	6 Month BBSW(2)(S)	$(7)	$(20,408)	$(20,401)
AUD	360	01/18/31	1.073%(S)	6 Month BBSW(2)(S)	(8)	(10,150)	(10,142)
AUD	360	01/18/31	1.081%(S)	6 Month BBSW(2)(S)	(8)	(9,944)	(9,936)
AUD	1,660	03/19/31	1.800%(S)	6 Month BBSW(2)(S)	(179)	34,784	34,963

PGIM Balanced Fund
Schedule of Investments as of June 30, 2021 (unaudited) (continued)
Interest rate swap agreements outstanding at June 30, 2021 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
AUD	550	03/19/31	1.850%(S)	6 Month BBSW(2)(S)	$(61)	$13,492	$13,553
BRL	5,646	01/02/25	6.343%(T)	1 Day BROIS(2)(T)	—	(41,638)	(41,638)
BRL	6,198	01/02/25	6.343%(T)	1 Day BROIS(2)(T)	—	(46,120)	(46,120)
BRL	9,569	01/02/25	6.359%(T)	1 Day BROIS(2)(T)	—	(70,349)	(70,349)
BRL	11,882	01/04/27	6.215%(T)	1 Day BROIS(2)(T)	—	(146,557)	(146,557)
BRL	2,360	01/04/27	6.845%(T)	1 Day BROIS(2)(T)	—	(27,212)	(27,212)
BRL	1,951	01/04/27	6.890%(T)	1 Day BROIS(2)(T)	—	(21,603)	(21,603)
BRL	3,500	01/04/27	6.890%(T)	1 Day BROIS(2)(T)	—	(39,014)	(39,014)
CAD	2,620	01/14/26	0.875%(S)	3 Month CDOR(2)(S)	(21)	(43,823)	(43,802)
CAD	2,160	01/19/26	0.865%(S)	3 Month CDOR(2)(S)	(17)	(37,333)	(37,316)
CLP	2,000,000	01/20/28	2.090%(S)	1 Day CLOIS(2)(S)	—	(262,387)	(262,387)
COP	1,141,000	02/18/25	4.505%(Q)	1 Day COOIS(2)(Q)	—	(2,207)	(2,207)
COP	1,967,840	02/21/25	4.565%(Q)	1 Day COOIS(2)(Q)	—	(1,118)	(1,118)
COP	5,286,000	02/03/26	3.080%(Q)	1 Day COOIS(2)(Q)	—	(113,715)	(113,715)
COP	806,000	02/18/30	5.072%(Q)	1 Day COOIS(2)(Q)	—	(9,077)	(9,077)
COP	564,000	02/18/30	5.081%(Q)	1 Day COOIS(2)(Q)	—	(6,254)	(6,254)
COP	1,216,000	02/24/30	5.078%(Q)	1 Day COOIS(2)(Q)	—	(13,607)	(13,607)
GBP	119	05/08/23	0.950%(A)	1 Day SONIA(1)(A)	(2,711)	(2,574)	137
GBP	928	05/08/26	1.000%(A)	1 Day SONIA(1)(A)	(34,697)	(35,166)	(469)
GBP	190	05/08/31	1.150%(A)	1 Day SONIA(1)(A)	(8,272)	(11,689)	(3,417)
HUF	452,000	02/14/30	1.605%(A)	6 Month BUBOR(2)(S)	—	(120,206)	(120,206)
HUF	123,000	02/18/30	1.803%(A)	6 Month BUBOR(2)(S)	—	(26,072)	(26,072)
MXN	13,605	03/19/26	6.050%(M)	28 Day Mexican Interbank Rate(2)(M)	(30)	(13,937)	(13,907)
MXN	16,700	01/12/28	5.020%(M)	28 Day Mexican Interbank Rate(2)(M)	(12)	(78,726)	(78,714)
MXN	2,050	01/03/31	5.550%(M)	28 Day Mexican Interbank Rate(2)(M)	(9)	(10,379)	(10,370)
MXN	6,570	01/13/31	5.460%(M)	28 Day Mexican Interbank Rate(2)(M)	(9)	(35,624)	(35,615)
MXN	23,200	01/15/31	5.450%(M)	28 Day Mexican Interbank Rate(2)(M)	(30)	(126,795)	(126,765)

PGIM Balanced Fund
Schedule of Investments as of June 30, 2021 (unaudited) (continued)
Interest rate swap agreements outstanding at June 30, 2021 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
MXN	1,540	12/28/35	6.000%(M)	28 Day Mexican Interbank Rate(2)(M)	$(10)	$(9,601)	$(9,591)
NZD	600	02/14/30	1.523%(S)	3 Month BBR(2)(Q)	—	(6,365)	(6,365)
NZD	340	01/19/31	1.090%(S)	3 Month BBR(2)(Q)	—	(15,122)	(15,122)
NZD	1,310	01/19/31	1.096%(S)	3 Month BBR(2)(Q)	571	(57,746)	(58,317)
NZD	460	01/26/31	1.098%(S)	3 Month BBR(2)(Q)	—	(20,366)	(20,366)
NZD	785	03/22/31	1.920%(S)	3 Month BBR(2)(Q)	—	5,903	5,903
PLN	950	01/19/31	1.200%(A)	6 Month WIBOR(2)(S)	512	(10,852)	(11,364)
PLN	4,840	01/21/31	1.170%(A)	6 Month WIBOR(2)(S)	(4,671)	(58,974)	(54,303)
PLN	2,420	03/16/31	1.760%(A)	6 Month WIBOR(2)(S)	1,816	3,873	2,057
	1,520	01/19/26	0.380%(A)	1 Day USOIS(1)(A)	—	19,743	19,743
	1,660	01/21/26	0.374%(A)	1 Day USOIS(1)(A)	—	22,188	22,188
	900	02/14/30	1.382%(A)	1 Day USOIS(1)(A)	—	(24,176)	(24,176)
	120	01/19/31	0.931%(A)	1 Day USOIS(1)(A)	—	2,312	2,312
	1,290	03/22/31	1.449%(A)	1 Day USOIS(1)(A)	—	(36,379)	(36,379)
ZAR	9,600	02/11/30	7.481%(Q)	3 Month JIBAR(2)(Q)	(325)	22,132	22,457
ZAR	12,200	02/28/30	7.500%(Q)	3 Month JIBAR(2)(Q)	(3,750)	27,161	30,911
ZAR	4,300	03/02/30	7.625%(Q)	3 Month JIBAR(2)(Q)	(15)	11,891	11,906
ZAR	6,300	03/12/30	7.840%(Q)	3 Month JIBAR(2)(Q)	(51)	23,141	23,192
ZAR	4,200	03/12/30	7.900%(Q)	3 Month JIBAR(2)(Q)	(37)	16,602	16,639
ZAR	10,000	03/18/30	10.650%(Q)	3 Month JIBAR(2)(Q)	—	44,597	44,597
ZAR	3,500	04/01/30	8.600%(Q)	3 Month JIBAR(2)(Q)	(13)	27,547	27,560
ZAR	8,300	04/03/30	9.300%(Q)	3 Month JIBAR(2)(Q)	(152)	93,129	93,281
ZAR	17,400	07/07/30	7.040%(Q)	3 Month JIBAR(2)(Q)	(446)	287	733

PGIM Balanced Fund
Schedule of Investments as of June 30, 2021 (unaudited) (continued)
Interest rate swap agreements outstanding at June 30, 2021 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
ZAR	5,200	01/15/31	6.765%(Q)	3 Month JIBAR(2)(Q)	$(18,566)	$(10,372)	$8,194
ZAR	14,600	03/18/31	7.660%(Q)	3 Month JIBAR(2)(Q)	20,248	27,855	7,607
					$(50,960)	$(1,237,000)	$(1,186,040)

(1)	The Series pays the fixed rate and receives the floating rate.
(2)	The Series pays the floating rate and receives the fixed rate.
Other information regarding the Series is available in the Series’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).